                                          As filed pursuant to Rule 497
                                          under the Securities Act of 1933
                                          Registration No. 33-86642 and 811-8874


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT FOUR

                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                                DATED MAY 1, 2001

--------------------------------------------------------------------------------

        The date of the prospectus has been changed to December 10, 2001.

        All references in the Prospectus to the date of the Statement of Additional Information is hereby changed to December 10, 2001.







Date:  December 10, 2001


                Please keep this Supplement with your prospectus.

                                          As filed pursuant to Rule 497
                                          under the Securities Act of 1933
                                          Registration No. 33-86642 and 811-8874


                             [ANCHOR ADVISOR LOGO]

                                   PROSPECTUS
                               DECEMBER 10, 2001

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for              issued by
future reference. It contains                 ANCHOR NATIONAL LIFE INSURANCE COMPANY
important information about the               in connection with
Anchor Advisor Variable Annuity.              VARIABLE ANNUITY ACCOUNT FOUR
                                              The annuity has 32 investment choices -- a one-year DCA
To learn more about the annuity               fixed account option and the 31 Variable Portfolios listed
offered by this prospectus, you can           below. The 31 Variable Portfolios are part of the Anchor
obtain a copy of the Statement of             Series Trust ("AST"), the SunAmerica Series Trust ("SST") or
Additional Information ("SAI") dated          the Van Kampen Life Investment Trust ("VKT").
December 10, 2001. The SAI has been
filed with the Securities and                 STOCKS:
Exchange Commission ("SEC") and is            MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
incorporated by reference into this           - Alliance Growth Portfolio                              SST
prospectus. The Table of Contents of          - Global Equities Portfolio                              SST
the SAI appears on page 20 of this            - Growth-Income Portfolio                                SST
prospectus. For a free copy of the            MANAGED BY DAVIS SELECTED ADVISERS, L.P.
SAI, call us at (800) 445-SUN2 or             - Davis Venture Value Portfolio                          SST
write to us at our Annuity Service            MANAGED BY FEDERATED INVESTORS L.P.
Center, P.O. Box 54299, Los Angeles,          - Federated Value Portfolio                              SST
California 90054-0299.                        - Telecom Utility Portfolio                              SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
In addition, the SEC maintains a              - Goldman Sachs Research Portfolio                       SST
website (http://www.sec.gov) that             MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
contains the SAI, materials                   - MFS Growth and Income Portfolio                        SST
incorporated by reference and other           - MFS Mid-Cap Growth Portfolio                           SST
information filed electronically with         MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
the SEC by Anchor National.                   - International Diversified Equities Portfolio           SST
                                              - Technology Portfolio                                   SST
ANNUITIES INVOLVE RISKS, INCLUDING            MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
POSSIBLE LOSS OF PRINCIPAL, AND ARE           - International Growth and Income Portfolio              SST
NOT A DEPOSIT OR OBLIGATION OF, OR            - Putnam Growth Portfolio                                SST
GUARANTEED OR ENDORSED BY, ANY BANK.          MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
THEY ARE NOT FEDERALLY INSURED BY THE         - Aggressive Growth Portfolio                            SST
FEDERAL DEPOSIT INSURANCE                     - Blue Chip Growth Portfolio                             SST
CORPORATION, THE FEDERAL RESERVE              - "Dogs" of Wall Street Portfolio                        SST
BOARD OR ANY OTHER AGENCY.                    - Growth Opportunities Portfolio                         SST
                                              MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.
                                              - Van Kampen LIT Comstock Portfolio, Class II Shares     VKT
                                              - Van Kampen LIT Emerging Growth Portfolio, Class II
                                                Shares                                                 VKT
                                              - Van Kampen LIT Growth and Income Portfolio, Class II
                                                Shares                                                 VKT
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                              - Capital Appreciation Portfolio                         AST
                                              - Growth Portfolio                                       AST
                                              - Natural Resources Portfolio                            AST
                                              BALANCED:
                                              MANAGED BY WM ADVISORS, INC.
                                              - Asset Allocation Portfolio                             SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - SunAmerica Balanced Portfolio                          SST
                                              BONDS:
                                              MANAGED BY FEDERATED INVESTORS L.P.
                                              - Corporate Bond Portfolio                               SST
                                              MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
                                              - Global Bond Portfolio                                  SST
                                              MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                              - Worldwide High Income Portfolio                        SST
                                              MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.
                                              - High-Yield Bond Portfolio                              SST
                                              MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                              - Government and Quality Bond Portfolio                  AST
                                              CASH:
                                              MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                              - Cash Management Portfolio                              SST

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF  THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
        A CRIMINAL OFFENSE.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 GLOSSARY....................................................     2
 HIGHLIGHTS..................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Annual Separate Account Expenses......................     4
       Optional EstatePlus Fee...............................     4
       Portfolio Expenses....................................     4
 EXAMPLES....................................................     6
 THE ANCHOR ADVISOR VARIABLE ANNUITY.........................     8
 PURCHASING AN ANCHOR ADVISOR VARIABLE
   ANNUITY...................................................     9
       Allocation of Purchase Payments.......................     9
       Accumulation Units....................................     9
       Free Look.............................................     9
 INVESTMENT OPTIONS..........................................    10
       Variable Portfolios...................................    10
       Anchor Series Trust...................................    10
       SunAmerica Series Trust...............................    10
       Van Kampen Life Investment Trust......................    10
       Fixed Account Options.................................    11
       Transfers During the Accumulation Phase...............    11
       Dollar Cost Averaging.................................    11
       Asset Allocation Rebalancing..........................    12
       Voting Rights.........................................    12
       Substitution..........................................    12
 ACCESS TO YOUR MONEY........................................    13
       Systematic Withdrawal Program.........................    13
       Minimum Contract Value................................    13
 DEATH BENEFIT...............................................    13
       Option 1 - Purchase Payment Accumulation Option.......    14
       Option 2 - Maximum Anniversary Option.................    14
       EstatePlus............................................    14
       Spousal Continuation..................................    15
 EXPENSES....................................................    16
       Insurance Charges.....................................    16
       Investment Charges....................................    16
       Transfer Fee..........................................    16
       Optional EstatePlus Fee...............................    16
       Premium Tax...........................................    16
       Income Taxes..........................................    16
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    16
 INCOME OPTIONS..............................................    17
       Annuity Date..........................................    17
       Income Options........................................    17
       Fixed or Variable Income Payments.....................    17
       Income Payments.......................................    17
       Transfers During the Income Phase.....................    18
       Deferment of Payments.................................    18
 TAXES.......................................................    18
       Annuity Contracts in General..........................    18
       Tax Treatment of Distributions -
       Non-Qualified Contracts...............................    18
       Tax Treatment of Distributions -
       Qualified Contracts...................................    18
       Minimum Distributions.................................    19
       Tax Treatment of Death Benefits.......................    19
       Contracts Owned by a Trust or Corporation.............    19
       Gifts, Pledges and/or Assignments of a Non-Qualified
       Contract..............................................    19
       Diversification.......................................    19
 PERFORMANCE.................................................    20
 OTHER INFORMATION...........................................    20
       Anchor National.......................................    20
       The Separate Account..................................    20
       The General Account...................................    20
       Distribution of the Contract..........................    20
       Administration........................................    21
       Legal Proceedings.....................................    21
       Ownership.............................................    21
       Custodian.............................................    21
       Additional Information................................    21
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....    22
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 APPENDIX B -- PREMIUM TAXES.................................   B-1
 APPENDIX C -- DEATH BENEFITS FOLLOWING SPOUSAL
   CONTINUATION..............................................   C-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - Anchor National Life Insurance Company, We, Us, the
 insurer which issues this contract.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account
 ("IRA").
 PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust, the SunAmerica Series
 Trust and the Van Kampen Life Investment Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust, the SunAmerica Series Trust and the Van
 Kampen Life Investment Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Anchor Advisor Variable Annuity is a contract between you and Anchor National Life Insurance Company ("Anchor National"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. We deduct insurance charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. Please see the FEE TABLE, PURCHASING A ANCHOR ADVISOR VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract, call your financial advisor or contact us at Anchor National Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone Number:
(800) 445-SUN2.

ANCHOR NATIONAL OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY OFFER DIFFERENT FEATURES AND BENEFITS AND CORRESPONDINGLY DIFFERENT FEES AND CHARGES. WHEN WORKING WITH YOUR FINANCIAL ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING
                                     THESE
    AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE................   None
CONTRACT MAINTENANCE CHARGE......   None
TRANSFER FEE.....................   No charge for first 15 transfers
                                    each contract year; thereafter,
                                    fee is $25 ($10 in Pennsylvania
                                    and Texas) per transfer

  ANNUAL SEPARATE ACCOUNT EXPENSES
  (AS A PERCENTAGE OF YOUR DAILY NET ASSET VALUE)

  Mortality and Expense Risk Charge.......................  1.37%
  Distribution Expense Charge.............................  0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT EXPENSES                       1.52%
                                                            =====

  OPTIONAL ESTATEPLUS FEE
 (ESTATEPLUS, AN ENHANCED DEATH BENEFIT FEATURE, IS OPTIONAL AND IF ELECTED, THE FEE IS AN ANNUALIZED CHARGE THAT IS DEDUCTED DAILY.)

  Fee as a percentage of your daily net asset value.....    0.25%

                               PORTFOLIO EXPENSES

                              ANCHOR SERIES TRUST
    (AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE TRUST'S FISCAL YEAR ENDED
                               DECEMBER 31, 2000)

                                                            MANAGEMENT         SERVICE           OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE          (12B-1) FEE+      EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation*                                          0.70%             0.15%           0.05%            0.90%
---------------------------------------------------------------------------------------------------------------------------
Government and Quality Bond                                    0.59%             0.15%           0.08%            0.82%
---------------------------------------------------------------------------------------------------------------------------
Growth                                                         0.66%             0.15%           0.05%            0.86%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources                                              0.75%             0.15%           0.17%            1.07%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

    * The expenses noted here are restated to reflect a management fee increase for the portfolio which became effective on August 1, 2000, following approval by the Board of Trustees of the Trust and shareholders. Actual management fees and the total annual expenses incurred at fiscal year end 2000 were 0.65% and 0.70%, respectively.
    + The Board of Trustees adopted a 12b-1 Plan with respect to the Anchor
      Series Trust on May 30, 2001. Although this plan was not in place at the fiscal year end shown here, the 0.15% service fee is shown in these expense numbers.

                            SUNAMERICA SERIES TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
                       FOR THE TRUST'S FISCAL YEAR ENDED
                               JANUARY 31, 2001)

                                                            MANAGEMENT         SERVICE           OTHER        TOTAL ANNUAL
                        PORTFOLIO                               FEE          (12B-1) FEE+      EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                              0.66%             0.15%           0.04%            0.85%
---------------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                0.60%             0.15%           0.04%            0.79%
---------------------------------------------------------------------------------------------------------------------------
Asset Allocation                                               0.59%             0.15%           0.05%            0.79%
---------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth(1,4,7)                                        0.70%             0.15%           0.15%            1.00%
---------------------------------------------------------------------------------------------------------------------------
Cash Management(5)                                             0.49%             0.15%           0.03%            0.67%
---------------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                 0.62%             0.15%           0.07%            0.84%
---------------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                            0.71%             0.15%           0.04%            0.90%
---------------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street(1)                                       0.60%             0.15%           0.12%            0.87%
---------------------------------------------------------------------------------------------------------------------------
Federated Value                                                0.70%             0.15%           0.06%            0.91%
---------------------------------------------------------------------------------------------------------------------------
Global Bond(2)                                                 0.69%             0.15%           0.12%            0.96%
---------------------------------------------------------------------------------------------------------------------------
Global Equities                                                0.70%             0.15%           0.14%            0.99%
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research(1,3,4,7)                                1.20%             0.15%           0.15%            1.50%
---------------------------------------------------------------------------------------------------------------------------
Growth-Income                                                  0.53%             0.15%           0.04%            0.72%
---------------------------------------------------------------------------------------------------------------------------
Growth Opportunities(1,4,7)                                    0.75%             0.15%           0.25%            1.15%
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond(2)                                             0.63%             0.15%           0.08%            0.86%
---------------------------------------------------------------------------------------------------------------------------
International Diversified Equities                             1.00%             0.15%           0.21%            1.36%
---------------------------------------------------------------------------------------------------------------------------
International Growth and Income(7)                             0.95%             0.15%           0.23%            1.33%
---------------------------------------------------------------------------------------------------------------------------
MFS Growth and Income(7)                                       0.70%             0.15%           0.06%            0.91%
---------------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap Growth(1,2,7)                                      0.75%             0.15%           0.07%            0.97%
---------------------------------------------------------------------------------------------------------------------------
Putnam Growth(7)                                               0.75%             0.15%           0.04%            0.94%
---------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            0.59%             0.15%           0.05%            0.79%
---------------------------------------------------------------------------------------------------------------------------
Technology(4)                                                  1.20%             0.15%           0.29%            1.64%
---------------------------------------------------------------------------------------------------------------------------
Telecom Utility(2,6,7)                                         0.75%             0.15%           0.09%            0.99%
---------------------------------------------------------------------------------------------------------------------------
Worldwide High Income                                          1.00%             0.15%           0.10%            1.25%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

    + The Board of Trustee adopted a 12b-1 Plan with respect to the SunAmerica
      Series Trust on May 21, 2001. Although this plan was not in place at the fiscal year end shown here, the 0.15% service fee is shown in these expense numbers.
    (1) For this portfolio, the advisor, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or expenses, if necessary, to keep operating expenses at or below established maximum amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied on these waivers and/or reimbursements during this fiscal year as follows: Absent fee waivers or reimbursement of expenses by the adviser or custody credits, you would have incurred the following expenses during the last fiscal year: Blue Chip Growth 1.81%, Goldman Sachs Research 1.63%; and Growth Opportunities 1.26%. For MFS Mid-Cap Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant, resulting in the expense ratio before and after recoupment remaining at 0.82%.
    (2) Gross of custody credits of 0.01%
    (3) The ratio reflects an expense cap of 1.35%, for Goldman Sachs Research, which is net of custody credits of 0.01 or waivers/reimbursements, if applicable.
    (4) Annualized.
    (5) Formerly managed by SunAmerica Asset Management Corp.
    (6) Prior to July 5, 2000, the Telecom Utility Portfolio was named Utility Portfolio. The name change will not result in any modifications to the portfolio's principal investment goal or fundamental investment policies.
    (7) This portfolio is not available for investment if your contract was purchased prior to February 21, 1997.

                        VAN KAMPEN LIFE INVESTMENT TRUST
(AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER REIMBURSEMENT OR WAIVER OF EXPENSES
              FOR THE TRUST'S FISCAL YEAR ENDED DECEMBER 31, 2000)

                                                 MANAGEMENT         SERVICE          OTHER        TOTAL ANNUAL
                   PORTFOLIO                         FEE          (12b-1) FEE      EXPENSES         EXPENSES
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock(1, 4)                       0.00%            0.25%           0.95%            1.20%
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth(2)                   0.70%            0.25%           0.05%            1.00%
---------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income(3, 4)              0.57%            0.25%           0.18%            1.00%
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

   (1) Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares.
   (2) Van Kampen Life Investment Trust Emerging Growth Portfolio, Class II Shares.
   (3) Van Kampen Life Investment Trust Growth and Income Portfolio, Class II Shares.
   (4) For this portfolio, the advisor, Van Kampen Asset Management Inc. has agreed to waive fees and/or reimburse expenses, if necessary, to elect operating expenses at or below established maximum amounts. Absent these waivers or reimbursements, the expenses were as follows: Van Kampen LIT Comstock 2.38% and Van Kampen LIT Growth and Income 1.03%.

     THE ABOVE PORTFOLIO EXPENSES WERE PROVIDED BY THE TRUSTS. WE HAVE NOT
            INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
You will pay the following expenses on a $1,000 investment in each Variable Portfolio, assuming a 5% annual return on assets, Portfolio Expenses after waiver, reimbursement or recoupment (assuming the waiver, reimbursement or recoupment will continue for the period shown), if applicable and:
        (a) you surrender the contract at the end of the stated time period and no optional features are elected.
        (b) you surrender the contract at the end of the stated period and you elect the optional EstatePlus benefit.
        (c) you do not surrender the contract and no optional features are elected.*
        (d) you do not surrender the contract and you elect the optional EstatePlus benefit.

                         PORTFOLIO                             1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Portfolio                                 (a) $25       (a) $ 75       (a) $129       (a) $276
                                                               (b) $27       (b) $ 83       (b) $141       (b) $300
                                                               (c) $25       (c) $ 75       (c) $129       (c) $276
                                                               (d) $27       (d) $ 83       (d) $141       (d) $300
--------------------------------------------------------------------------------------------------------------------
Government and Quality Bond Portfolio                          (a) $24       (a) $ 73       (a) $125       (a) $268
                                                               (b) $26       (b) $ 81       (b) $138       (b) $292
                                                               (c) $24       (c) $ 73       (c) $125       (c) $268
                                                               (d) $26       (d) $ 81       (d) $138       (d) $292
--------------------------------------------------------------------------------------------------------------------
Growth Portfolio                                               (a) $24       (a) $ 74       (a) $127       (a) $272
                                                               (b) $27       (b) $ 82       (b) $140       (b) $296
                                                               (c) $24       (c) $ 74       (c) $127       (c) $272
                                                               (d) $27       (d) $ 82       (d) $140       (d) $296
--------------------------------------------------------------------------------------------------------------------
Natural Resources Portfolio                                    (a) $26       (a) $ 81       (a) $138       (a) $292
                                                               (b) $29       (b) $ 88       (b) $150       (b) $317
                                                               (c) $26       (c) $ 81       (c) $138       (c) $292
                                                               (d) $29       (d) $ 88       (d) $150       (d) $317
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                              (a) $24       (a) $ 74       (a) $127       (a) $271
                                                               (b) $27       (b) $ 81       (b) $139       (b) $295
                                                               (c) $24       (c) $ 74       (c) $127       (c) $271
                                                               (d) $27       (d) $ 81       (d) $139       (d) $295
--------------------------------------------------------------------------------------------------------------------
Alliance Growth                                                (a) $23       (a) $ 72       (a) $124       (a) $265
                                                               (b) $26       (b) $ 80       (b) $136       (b) $290
                                                               (c) $23       (c) $ 72       (c) $124       (c) $265
                                                               (d) $26       (d) $ 80       (d) $136       (d) $290
--------------------------------------------------------------------------------------------------------------------
Asset Allocation                                               (a) $23       (a) $ 72       (a) $124       (a) $265
                                                               (b) $26       (b) $ 80       (b) $136       (b) $290
                                                               (c) $23       (c) $ 72       (c) $124       (c) $265
                                                               (d) $26       (d) $ 80       (d) $136       (d) $290
--------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                               (a) $26       (a) $ 78       (a) $134       (a) $286
                                                               (b) $28       (b) $ 86       (b) $146       (b) $310
                                                               (c) $26       (c) $ 78       (c) $134       (c) $286
                                                               (d) $28       (d) $ 86       (d) $146       (d) $310
--------------------------------------------------------------------------------------------------------------------
Cash Management                                                (a) $22       (a) $ 69       (a) $117       (a) $252
                                                               (b) $25       (b) $ 76       (b) $130       (b) $278
                                                               (c) $22       (c) $ 69       (c) $117       (c) $252
                                                               (d) $25       (d) $ 76       (d) $130       (d) $278
--------------------------------------------------------------------------------------------------------------------
Corporate Bond                                                 (a) $24       (a) $ 74       (a) $126       (a) $270
                                                               (b) $26       (b) $ 81       (b) $139       (b) $294
                                                               (c) $24       (c) $ 74       (c) $126       (c) $270
                                                               (d) $26       (d) $ 81       (d) $139       (d) $294
--------------------------------------------------------------------------------------------------------------------
Davis Venture Value                                            (a) $25       (a) $ 75       (a) $129       (a) $276
                                                               (b) $27       (b) $ 83       (b) $141       (b) $300
                                                               (c) $25       (c) $ 75       (c) $129       (c) $276
                                                               (d) $27       (d) $ 83       (d) $141       (d) $300
--------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street                                          (a) $24       (a) $ 75       (a) $128       (a) $273
                                                               (b) $27       (b) $ 82       (b) $140       (b) $297
                                                               (c) $24       (c) $ 75       (c) $128       (c) $273
                                                               (d) $27       (d) $ 82       (d) $140       (d) $297
--------------------------------------------------------------------------------------------------------------------
Federated Value                                                (a) $25       (a) $ 76       (a) $130       (a) $277
                                                               (b) $27       (b) $ 83       (b) $142       (b) $301
                                                               (c) $25       (c) $ 76       (c) $130       (c) $277
                                                               (d) $27       (d) $ 83       (d) $142       (d) $301
--------------------------------------------------------------------------------------------------------------------
Global Bond                                                    (a) $25       (a) $ 77       (a) $132       (a) $282
                                                               (b) $28       (b) $ 85       (b) $144       (b) $306
                                                               (c) $25       (c) $ 77       (c) $132       (c) $282
                                                               (d) $28       (d) $ 85       (d) $144       (d) $306
--------------------------------------------------------------------------------------------------------------------
Global Equities                                                (a) $25       (a) $ 78       (a) $134       (a) $285
                                                               (b) $28       (b) $ 86       (b) $146       (b) $309
                                                               (c) $25       (c) $ 78       (c) $134       (c) $285
                                                               (d) $28       (d) $ 86       (d) $146       (d) $309
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Research                                         (a) $30       (a) $ 93       (a) $159       (a) $334
                                                               (b) $33       (b) $101       (b) $171       (b) $357
                                                               (c) $30       (c) $ 93       (c) $159       (c) $334
                                                               (d) $33       (d) $101       (d) $171       (d) $357
--------------------------------------------------------------------------------------------------------------------
Growth-Income                                                  (a) $23       (a) $ 70       (a) $120       (a) $257
                                                               (b) $25       (b) $ 78       (b) $133       (b) $283
                                                               (c) $23       (c) $ 70       (c) $120       (c) $257
                                                               (d) $25       (d) $ 78       (d) $133       (d) $283
--------------------------------------------------------------------------------------------------------------------

                         PORTFOLIO                             1 YEAR         3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities                                           (a) $27       (a) $ 83       (a) $141       (a) $300
                                                               (b) $30       (b) $ 90       (b) $154       (b) $324
                                                               (c) $27       (c) $ 83       (c) $141       (c) $300
                                                               (d) $30       (d) $ 90       (d) $154       (d) $324
--------------------------------------------------------------------------------------------------------------------
High Yield Bond                                                (a) $24       (a) $ 74       (a) $127       (a) $272
                                                               (b) $27       (b) $ 82       (b) $140       (b) $296
                                                               (c) $24       (c) $ 74       (c) $127       (c) $272
                                                               (d) $27       (d) $ 82       (d) $140       (d) $296
--------------------------------------------------------------------------------------------------------------------
International Diversified Equities                             (a) $29       (a) $ 89       (a) $152       (a) $320
                                                               (b) $32       (b) $ 97       (b) $164       (b) $344
                                                               (c) $29       (c) $ 89       (c) $152       (c) $320
                                                               (d) $32       (d) $ 97       (d) $164       (d) $344
--------------------------------------------------------------------------------------------------------------------
International Growth & Income                                  (a) $29       (a) $ 88       (a) $150       (a) $318
                                                               (b) $31       (b) $ 96       (b) $163       (b) $341
                                                               (c) $29       (c) $ 88       (c) $150       (c) $318
                                                               (d) $31       (d) $ 96       (d) $163       (d) $341
--------------------------------------------------------------------------------------------------------------------
MFS Growth & Income                                            (a) $25       (a) $ 76       (a) $130       (a) $277
                                                               (b) $27       (b) $ 83       (b) $142       (b) $301
                                                               (c) $25       (c) $ 76       (c) $130       (c) $277
                                                               (d) $27       (d) $ 83       (d) $142       (d) $301
--------------------------------------------------------------------------------------------------------------------
MFS Mid-Cap                                                    (a) $25       (a) $ 78       (a) $133       (a) $283
                                                               (b) $28       (b) $ 85       (b) $145       (b) $307
                                                               (c) $25       (c) $ 78       (c) $133       (c) $283
                                                               (d) $28       (d) $ 85       (d) $145       (d) $307
--------------------------------------------------------------------------------------------------------------------
Putnam Growth                                                  (a) $25       (a) $ 77       (a) $131       (a) $280
                                                               (b) $27       (b) $ 84       (b) $143       (b) $304
                                                               (c) $25       (c) $ 77       (c) $131       (c) $280
                                                               (d) $27       (d) $ 84       (d) $143       (d) $304
--------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced                                            (a) $23       (a) $ 72       (a) $124       (a) $265
                                                               (b) $26       (b) $ 80       (b) $136       (b) $290
                                                               (c) $23       (c) $ 72       (c) $124       (c) $265
                                                               (d) $26       (d) $ 80       (d) $136       (d) $290
--------------------------------------------------------------------------------------------------------------------
Technology                                                     (a) $32       (a) $ 97       (a) $165       (a) $347
                                                               (b) $34       (b) $105       (b) $177       (b) $369
                                                               (c) $32       (c) $ 97       (c) $165       (c) $347
                                                               (d) $34       (d) $105       (d) $177       (d) $369
--------------------------------------------------------------------------------------------------------------------
Telecom Utility                                                (a) $25       (a) $ 78       (a) $134       (a) $285
                                                               (b) $28       (b) $ 86       (b) $146       (b) $309
                                                               (c) $25       (c) $ 78       (c) $134       (c) $285
                                                               (d) $28       (d) $ 86       (d) $146       (d) $309
--------------------------------------------------------------------------------------------------------------------
Worldwide High Income                                          (a) $28       (a) $ 86       (a) $146       (a) $310
                                                               (b) $30       (b) $ 93       (b) $159       (b) $334
                                                               (c) $28       (c) $ 86       (c) $146       (c) $310
                                                               (d) $30       (d) $ 93       (d) $159       (d) $334
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares                       (a) $28       (a) $ 84       (a) $144       (a) $305
                                                               (b) $30       (b) $ 92       (b) $156       (b) $329
                                                               (c) $28       (c) $ 84       (c) $144       (c) $305
                                                               (d) $30       (d) $ 92       (d) $156       (d) $329
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares                (a) $26       (a) $ 78       (a) $134       (a) $286
                                                               (b) $28       (b) $ 86       (b) $146       (b) $310
                                                               (c) $26       (c) $ 78       (c) $134       (c) $286
                                                               (d) $28       (d) $ 86       (d) $146       (d) $310
--------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income, Class II Shares              (a) $26       (a) $ 78       (a) $134       (a) $286
                                                               (b) $28       (b) $ 86       (b) $146       (b) $310
                                                               (c) $26       (c) $ 78       (c) $134       (c) $286
                                                               (d) $28       (d) $ 86       (d) $146       (d) $310
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         * Anchor National does not impose any fees or charges when beginning the Income Phase of your contract.

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as portfolio company investment management expenses. Additional information on the portfolio company fees can be found in the Trust prospectuses located behind this prospectus.

2. For certain Variable Portfolios, the adviser, SunAmerica Asset Management Corp., has voluntarily agreed to waive fees or reimburse certain expenses, if necessary, to keep annual operating expenses at or below the lesser of the maximum allowed by any applicable state expense limitations or the following percentages of each Variable Portfolio's average net assets: Blue Chip Growth 0.85%; Goldman Sachs Research 1.35%; Growth Opportunities 1.00%; MFS Mid Cap Growth 1.15% (recouping prior expense reimbursement); and Technology 1.55%. The adviser also may voluntarily waive or reimburse additional amounts to increase a Variable Portfolio's investment return. All waivers and/or reimbursements may be terminated at any time. Furthermore, the adviser may recoup any waivers or reimbursements within two years after such waivers or reimbursements are granted, provided that the Variable Portfolio is able to make such payment and remain in compliance with the foregoing expense limitations.

3. In addition to the stated assumptions, the Examples also assume an insurance charge of 1.52% and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

4. The Examples reflect the currently applicable 12b-1 fee of 0.15%. However, if you purchased your contract prior to July 9, 2001, your Variable Portfolio shares are not subject to this fee and the expense examples shown would be lower.

5. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                      THE ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.
Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest. This contract currently offers 31 Variable Portfolios.

The contract also offers a one-year fixed account option and a one-year DCA fixed account option. The fixed account option earns interest at a rate set and guaranteed by Anchor National. If you allocate money to the fixed account option, the amount of money that accumulates in the contract depends on the total interest credited to the fixed account option.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS ON PAGE 9.

Anchor National Life Insurance Company (Anchor National, The Company, Us, We) issues the Anchor Advisor Variable Annuity. When you purchase an Anchor Advisor Variable Annuity, a contract exists between you and Anchor National. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. Anchor National is an indirect, wholly owned subsidiary of American International Group, Inc., a Delaware corporation ("AIG").

----------------------------------------------------------------
----------------------------------------------------------------
                 PURCHASING AN ANCHOR ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The minimum initial Purchase Payment is $10,000 and subsequent amounts of $500 or more may be added to your contract. Prior Company approval is required to accept Purchase Payments greater than $500,000. The Company reserves the right to refuse Purchase Payments including one which would cause Total Purchase Payments to exceed $500,000 at the time of the Purchase Payment. Further, we reserve the right to aggregate all contracts having the same owner and/or annuitants' social security or federal tax identification number for purposes of determining which contracts and/or Purchase Payments require Company pre-approval. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $100.

In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition we may not issue a contract to anyone over age 90. You may not elect the EstatePlus benefit if you are age 81 or older at time of contract issue.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued in contingent upon prior review and approval by the Company.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS.

In order to issue your contract, we must receive your completed application, Purchase Payment allocation instructions and any other required paperwork at our principal place of business. We allocate your initial purchase payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the separate account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Standard Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Standard Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. If you decide to cancel your contract during the free look period, we refund to you the value of your contract on the day we receive your request. The amount refunded to you may be more or less than your original investment.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio or the 1-year fixed investment option during the free look period. If you cancel your contract during the free look period, we return your Purchase Payment or the value of your contract, whichever is larger. At the end of the free look period, we allocate your money according to your instructions.

----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The contract currently offers 31 Variable Portfolios. These Variable Portfolios invest in shares of the Trusts below. Additional Variable Portfolios may be available in the future. The Variable Portfolios operate similar to a mutual fund but are only available through the purchase of certain insurance contracts.

SunAmerica Asset Management Corp., an indirect wholly owned subsidiary of AIG, is the investment adviser to the Anchor Series and SunAmerica Series Trusts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by Anchor National, and other affiliated/unaffiliated insurance companies. Neither Anchor National nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The 31 Variable Portfolios along with their respective subadvisers are listed below:

     ANCHOR SERIES TRUST

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

     SUNAMERICA SERIES TRUST

Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust has Variable Portfolios in addition to those listed below which are not available for investment under the contract.

     VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract. These investment options are not available to you if your contract was issued before December 10, 2001.

STOCKS:

  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.

      - Alliance Growth Portfolio                                            SST
      - Global Equities Portfolio                                            SST
      - Growth-Income Portfolio                                              SST

  MANAGED BY DAVIS SELECTED ADVISERS, L.P.

      - Davis Venture Value Portfolio                                        SST

  MANAGED BY FEDERATED INVESTORS L.P.
      - Federated Value Portfolio                                            SST
      - Telecom Utility Portfolio                                            SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Goldman Sachs Research Portfolio                                     SST

  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

      - MFS Growth and Income Portfolio                                      SST
      - MFS Mid-Cap Growth Portfolio                                         SST

  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.

      - International Diversified Equities Portfolio                         SST
      - Technology Portfolio                                                 SST

 MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC

      - International Growth and Income Portfolio                            SST
      - Putnam Growth Portfolio                                              SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.

      - Aggressive Growth Portfolio                                          SST
      - Blue Chip Growth Portfolio                                           SST
      - "Dogs" of Wall Street Portfolio                                      SST
      - Growth Opportunities Portfolio                                       SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST
      - Natural Resources Portfolio                                          AST

  MANAGED BY VAN KAMPEN ASSET MANAGEMENT INC.
      - Van Kampen LIT Comstock Portfolio, Class II Shares                   VKT
      - Van Kampen LIT Emerging Growth Portfolio, Class II Shares            VKT
      - Van Kampen LIT Growth and Income Portfolio, Class II Shares          VKT

BALANCED:

  MANAGED BY WM ADVISORS, INC.

      - Asset Allocation Portfolio                                           SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.

      - SunAmerica Balanced Portfolio                                        SST

BONDS:

  MANAGED BY FEDERATED INVESTORS L.P.

      - Corporate Bond Portfolio                                             SST

  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT

      - Global Bond Portfolio                                                SST

  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.

      - Worldwide High Income Portfolio                                      SST

  MANAGED BY SUNAMERICA ASSET MANAGEMENT CORP.

      - High-Yield Bond Portfolio                                            SST

  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

      - Government and Quality Bond Portfolio                                AST

CASH:

  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC

      - Cash Management Portfolio                                            SST

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS ATTACHED HERETO CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

The contract also offers a one-year DCA fixed account option. The one-year DCA account provides a fixed interest rate when participating in the DCA program.

The fixed account option pays interest at a rate set and guaranteed by Anchor National. Interest rates may differ from time to time and are set at our sole discretion. We never credit less than a 3% annual effective rate. Once established, the interest rate does not change during the specified period.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or the fixed account option. Funds already in your contract cannot be transferred into the DCA fixed account. You must transfer at least $100. If less than $100 will remain in any Variable Portfolio after a transfer, that amount must be transferred as well.

You may request transfers of your account value between the Variable Portfolios and/or the fixed account option in writing or by telephone. We currently allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA program count against your 15 free transfers per contract year. However, transfers resulting from your participation in the automatic asset rebalancing program do not count against your 15 free transfers.

We accept transfer requests by telephone unless you tell us not to on your contract application. Additionally, in the future you may be able to execute transfers or other financial transactions over the internet. When receiving instructions over the telephone, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone.

Upon implementation of internet account transactions we will have appropriate procedures in place to provide reasonable assurance that the transactions executed are genuine. Thus, we would not be responsible for any claim, loss or expense from any error resulting from instructions received over the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We may limit the number of transfers in any contract year or refuse any transfer request for you or others invested in the contract if we believe that excessive trading or a specific transfer request or group transfer requests may have a detrimental effect on unit values or the share prices of the underlying Variable Portfolios.

Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. We reserve the right to suspend or cancel such acceptance at any time and will notify you accordingly. Additionally, we may restrict the investment options available for transfers during any period in which such third party acts for you. We notify such third party beforehand regarding any restrictions. However, we will not enforce these restrictions if we are satisfied that such third party has been appointed by a court of competent jurisdiction to act on your behalf, or such third party is a trustee/fiduciary, for you or appointed by you, to act on your behalf for all your financial affairs.

We may provide administrative or other support services to independent third parties you authorize to make transfers on your behalf. We do not currently charge you extra for providing these support services. This includes, but is not limited to, transfers between investment options in accordance with market timing strategies. Such independent third parties may or may not be appointed with us for the sale of annuities. HOWEVER, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE. WE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATION AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR FOR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS ON PAGE 16.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or the one-year DCA fixed account (source accounts) to any other Variable Portfolio (target accounts). Transfers may be monthly or quarterly and count against your 15 free transfers per contract year. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. Fixed account option is not available as a target account for the DCA program.

The DCA fixed account only accepts new Purchase Payments. You cannot transfer money already in your contract into the account. If you allocate a Purchase Payment into the DCA fixed account, we transfer all your money into the Variable Portfolios over the one-year period. You cannot change the option or the frequency of transfers once selected.

We determine the amount of the transfers from the one-year DCA fixed account based on:

     - the total amount of money allocated to the account; and
     - the frequency of transfers selected.

For example, let's say you allocate $1,000 to the 1-year DCA account. You select monthly transfers. We completely transfer all of your money to the selected investment options over a period of ten months.

You may terminate your DCA program at any time. If money remains in the DCA fixed account, we transfer the remaining money to the one-year fixed account option, unless we receive different instructions from you. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

VOTING RIGHTS

Anchor National is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION

If Variable Portfolios become unavailable for investment, we may be required to substitute shares of another Variable Portfolio. We will seek prior approval of the SEC and give you notice before substituting shares.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS ON PAGE 16.

Under most circumstances, the partial withdrawals minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES ON PAGE 18.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

These death benefit options may not be available to you if you purchased your contract prior to February 21, 1997. In that case, the death benefit under such contracts is Option 1 only.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS ON PAGE 16.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

We may require additional proof before we pay the death benefit.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION ON PAGE 15.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of all required paperwork and proof of death, we pay a lump sum death benefit to the Beneficiary.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

The term Net Purchase Payment is used frequently in explaining the death benefit options and EstatePlus benefit below. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The Death Benefit on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

EstatePlus is an optional benefit that, if selected, may increase your death benefit amount.

The EstatePlus benefit may increase the death benefit amount. If you have earnings in your contract at the time of death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The EstatePlus benefit, if any, is added to the death benefit payable under the selected Purchase Payment Accumulation or Maximum Anniversary options. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Percentage.

The table below provides the details if you are age 69 or younger at the time we issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time we issue your contract the table below shows the available EstatePlus benefit:

---------------------------------------------------------------
                                                  MAXIMUM
    CONTRACT YEAR           ESTATEPLUS           ESTATEPLUS
      OF DEATH              PERCENTAGE           PERCENTAGE
---------------------------------------------------------------
 All Contract Years     25% of earnings      40% of Net
                                             Purchase Payments*
---------------------------------------------------------------

* Purchase Payments received after the 5(th) contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis we deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time we issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not payable after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS ON PAGE 16.

EstatePlus may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

Upon a spouse's continuation of the contract, we will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix C. SEE APPENDIX C FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. The age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that we charge less than the amounts described below.

INSURANCE CHARGES

The Company deducts a mortality and expense risk charge in the amount of 1.52%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

INVESTMENT CHARGES

  Investment Management Fee

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES LOCATED AT PAGE 4 illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts which are attached.

  Service Fees

Portfolio shares are subject to fees imposed under a servicing plan adopted by the Board of Trustees of the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. This service fee of 0.15% for the Anchor Series and SunAmerica Series Trusts and 0.25% for the Van Kampen Life Investment Trust, is also known as a 12b-1 fee. Generally, this fee may be paid to financial intermediaries for services provided over the life of the contract. See FEE TABLE on page 4. If you purchased your contract prior to July 9, 2001, your contract is not subject to this fee.

TRANSFER FEE

We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ON PAGE 10.

OPTIONAL ESTATEPLUS FEE

Please see page 14 for more information on the EstatePlus fee.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract. We deduct from your contract these premium tax charges. Currently we deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, we may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

APPENDIX B provides more information about premium taxes.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.

Anchor National may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers, its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as discussed under Option 5 below, after your income payments begin you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later. If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES ON PAGE 18.

INCOME OPTIONS

Currently, this Contract offers five standard income options. Other payout options maybe available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, Anchor National guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and;

     - the value of your contract in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period.

----------------------------------------------------------------
----------------------------------------------------------------
                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: WE PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE, THEREFORE WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments automatically provide tax deferral regardless of whether the underlying contract is an annuity. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost basis in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), H.R. 10 Plans (referred to as Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

If you make a withdrawal from a Non-qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. For income payments, any portion of each payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and you Beneficiary; (5) under an immediate annuity; or (6) which come from Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. Any amount of money you take out as a withdrawal or as income payments is taxable income. The IRC further provides for a 10% penalty tax on any withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) to the extent such withdrawals do not exceed limitations set by the IRC for amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in IRC); (7) to fund certain first-time home purchase expenses; and, except in the case of an IR; (8) when you separate from service after attaining age 55; and (9) when paid to an alternate payee pursuant to a qualified domestic relations order.

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2;
(2) leaves his or her job; (3) dies; (4) becomes disabled (as defined in the

IRC); or (5) experiences a hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. These restrictions do not apply to amounts transferred to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7).

MINIMUM DISTRIBUTIONS

Generally, the IRS requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) for Qualified contracts other than IRAs, the calendar year in which you retire. Minimum distributions are not required under a Roth IRA during your lifetime. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

The IRS has issued new proposed regulations regarding required minimum distributions from Qualified contracts. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs, Tax-Sheltered Annuities and pension and profit sharing plans. You should consult your Qualified plan sponsor and your tax advisor to determine if these new rules are available for your benefit.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select either monthly, quarterly, semiannual or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or contract value. This Contract offers death benefits, which may exceed the greater of Purchase Payments or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A NON-QUALIFIED CONTRACT

If you gift your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) you will pay federal tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. Also, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding the potential tax consequences of gifting, assigning or pledging a Non-Qualified contract.

DIVERSIFICATION

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that each underlying Variable Portfolios' management monitors the Variable Portfolios so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Anchor National, would be considered the owner of the shares of the Variable Portfolios. It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

----------------------------------------------------------------
----------------------------------------------------------------
                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the contract was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

Consult the Statement of Additional Information for more detailed information regarding the calculation of performance data. The performance of each Variable Portfolio may also be measured against unmanaged market indices. The indices we use include but are not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, the Russell 1000 Growth Index, the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE") and the Morgan Stanley Capital International World Index. We may compare the Variable Portfolios' performance to that of other variable annuities with similar objectives and policies as reported by independent ranking agencies such as Morningstar, Inc., Lipper Analytical Services, Inc. or Variable Annuity Research & Data Service ("VARDS").

Anchor National may also advertise the rating and other information assigned to it by independent industry ratings organizations. Some of those organizations are A.M. Best Company ("A.M. Best"), Moody's Investor's Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P"), and Fitch IBCA Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of our financial strength and performance in comparison to others in the life and health insurance industry. S&P's and Fitch IBCA Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues. These two ratings do not measure the insurer's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Variable Portfolios.

----------------------------------------------------------------
----------------------------------------------------------------
                                OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

ANCHOR NATIONAL

Anchor National is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, Anchor National redomesticated under the laws of the state of Arizona.

Anchor National and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, SunAmerica Asset Management Corp. and the SunAmerica Financial Network, Inc. (comprising six wholly owned broker-dealers), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, premium finance and broker-dealer services.

THE SEPARATE ACCOUNT

Anchor National established a separate account, Variable Annuity Account Four ("separate account"), under California law on November 8, 1994. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. Assets in the separate account are not guaranteed by Anchor National.

Anchor National owns the assets in the separate account. However, the assets in the separate account are not chargeable with liabilities arising out of any other business conducted by Anchor National. Income gains and losses (realized and unrealized) resulting from assets in the separate account are credited to or charged against the separate account without regard to other income gains or losses of Anchor National.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into Anchor National's general account. The general account consists of all of Anchor National's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any Anchor National contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payments. No underwriting fees are paid in connection with the distribution of the contract.

From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.

SunAmerica Capital Services, Inc., 733 Third Avenue, 4th Floor, New York, New York 10017 distributes the contracts. SunAmerica Capital Services, an affiliate of Anchor National, is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as deduction of the dollar cost averaging may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the separate account. Anchor National and its subsidiaries engage in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the separate account.

OWNERSHIP

The Anchor Advisor Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that we issue it directly to the owner.

CUSTODIAN

State Street Bank and Trust Company, 255 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the assets of the separate account. Anchor National pays State Street Bank for services provided, based on a schedule of fees.

ADDITIONAL INFORMATION

Anchor National is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the separate account, Anchor National and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by Anchor National.

----------------------------------------------------------------
----------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Separate Account..............................      3
General Account...............................      4
Performance Data..............................      4
Income Payments...............................      8
Annuity Unit Values...........................      8
Death Benefit Options for Contracts Issued         11
  Before October 24, 2001.....................
Taxes.........................................     13
Distribution of Contracts.....................     17
Financial Statements..........................     17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          INCEPTION       FISCAL        FISCAL        FISCAL
                                              TO           YEAR          YEAR          YEAR
              PORTFOLIOS                   12/31/97      12/31/98      12/31/99      12/31/00
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Capital Appreciation (Inception Date - 8/27/96)
        Beginning AUV..................    $  16.67     $    21.69    $    26.11    $    43.17
        End AUV........................    $  21.69     $    26.11    $    43.17    $    39.34
        Ending Number of AUs...........     573,130      1,213,172     1,886,515     2,271,452
-----------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 9/16/96)
        Beginning AUV..................    $  11.47     $    12.75    $    13.70    $    13.28
        End AUV........................    $  12.75     $    13.70    $    13.28    $    14.56
        Ending Number of AUs...........     319,183      1,357,580     1,815,032     2,400,153
-----------------------------------------------------------------------------------------------
  Growth (Inception Date - 9/12/96)
        Beginning AUV..................    $  14.31     $    20.54    $    26.09    $    32.61
        End AUV........................    $  20.54     $    26.09    $    32.61    $    31.78
        Ending Number of AUs...........     349,685        723,131     1,118,706     1,536,284
-----------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 9/12/96)
        Beginning AUV..................    $  11.56     $    11.01    $     8.96    $    12.50
        End AUV........................    $  11.01     $     8.96    $    12.50    $    14.71
        Ending Number of AUs...........     150,500        184,017       192,519       275,147
-----------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 8/29/96)
        Beginning AUV..................    $   9.26     $    11.55    $    13.36    $    24.30
        End AUV........................    $  11.55     $    13.36    $    24.30    $    20.28
        Ending Number of AUs...........     409,605        617,169     1,027,840     1,863,260
-----------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 9/12/96)
        Beginning AUV..................    $  16.39     $    24.71    $    37.04    $    48.56
        End AUV........................    $  24.71     $    37.04    $    48.56    $    38.51
        Ending Number of AUs...........     741,769      2,011,482     3,077,398     3,681,824
-----------------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 9/16/96)
        Beginning AUV..................    $  13.75     $    18.06    $    18.37    $    19.81
        End AUV........................    $  18.06     $    18.37    $    19.81    $    19.45
        Ending Number of AUs...........     949,305      1,848,466     1,713,807     1,650,332
-----------------------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - n/a)+
        Beginning AUV..................          --             --            --            --
        End AUV........................          --             --            --            --
        Ending Number of AUs...........          --             --            --            --
-----------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 9/5/96)
        Beginning AUV..................    $  10.95     $    11.47    $    11.87    $    12.25
        End AUV........................    $  11.47     $    11.87    $    12.25    $    12.79
        Ending Number of AUs...........     528,132      2,559,027     4,829,410    16,309,364
-----------------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 9/23/96)
        Beginning AUV..................    $  11.13     $    12.64    $    13.19    $    12.76
        End AUV........................    $  12.64     $    13.19    $    12.76    $    13.20
        Ending Number of AUs...........     192,290        880,027     1,120,278     1,064,255
-----------------------------------------------------------------------------------------------
  Davis Venture Value (Inception Date - 8/27/96)
        Beginning AUV..................    $  14.43     $    21.76    $    24.38    $    27.88
        End AUV........................    $  21.76     $    24.38    $    27.88    $    30.05
        Ending Number of AUs...........   1,593,009      3,095,903     3,806,242     4,463,968
-----------------------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 4/1/98)
        Beginning AUV..................          --     $    10.00    $     9.82    $     8.98
        End AUV........................          --     $     9.82    $     8.99    $     9.12
        Ending Number of AUs...........          --      1,075,745     1,121,165       717,936
-----------------------------------------------------------------------------------------------
  Federated Value (Inception Date - 9/16/96)
        Beginning AUV..................    $   9.63     $    13.90    $    16.14    $    16.89
        End AUV........................    $  13.90     $    16.14    $    16.89    $    17.03
        Ending Number of AUs...........     292,403        735,956     1,055,045     1,161,002
-----------------------------------------------------------------------------------------------
  Global Bond (Inception Date - 9/4/96)
        Beginning AUV..................    $  11.61     $    13.24    $    14.45    $    14.09
        End AUV........................    $  13.24     $    14.45    $    14.09    $    15.16
        Ending Number of AUs...........     220,299        399,930       391,261       419,379
-----------------------------------------------------------------------------------------------
  Global Equities (Inception Date - 8/27/96)
        Beginning AUV..................    $  14.13     $    17.03    $    20.60    $    26.57
        End AUV........................    $  17.03     $    20.60    $    26.57    $    21.65
        Ending Number of AUs...........     342,337        657,968     1,566,813     1,474,898
-----------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
+ This portfolio was not available for sale in this product until December 29, 2000.

                                          INCEPTION       FISCAL        FISCAL        FISCAL
                                              TO           YEAR          YEAR          YEAR
              PORTFOLIOS                   12/31/97      12/31/98      12/31/99      12/31/00
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Goldman Sachs Research (Inception Date - n/a)+
        Beginning AUV..................          --             --            --            --
        End AUV........................          --             --            --            --
        Ending Number of AUs...........          --             --            --            --
-----------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 9/6/96)
        Beginning AUV..................    $  14.27     $    21.77    $    28.03    $    35.91
        End AUV........................    $  21.77     $    28.03    $    35.91    $    32.42
        Ending Number of AUs...........     968,033      2,191,913     3,293,412     3,966,323
-----------------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - n/a)+
        Beginning AUV..................          --             --            --            --
        End AUV........................          --             --            --            --
        Ending Number of AUs...........          --             --            --            --
-----------------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 9/23/96)
        Beginning AUV..................    $  12.46     $    14.83    $    14.18    $    14.87
        End AUV........................    $  14.83     $    14.18    $    14.87    $    13.28
        Ending Number of AUs...........     542,769      1,090,941     1,161,206     1,150,554
-----------------------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 9/12/96)
        Beginning AUV..................    $  10.61     $    11.82    $    13.79    $    16.92
        End AUV........................    $  11.82     $    13.79    $    16.92    $    13.61
        Ending Number of AUs...........     874,983      1,544,767     3,129,678     2,232,319
-----------------------------------------------------------------------------------------------
  International Growth & Income (Inception Date - n/a)+
        Beginning AUV..................          --             --            --            --
        End AUV........................          --             --            --            --
        Ending Number of AUs...........          --             --            --            --
-----------------------------------------------------------------------------------------------
  MFS Growth & Income (Inception Date - n/a)+
        Beginning AUV..................          --             --            --            --
        End AUV........................          --             --            --            --
        Ending Number of AUs...........          --             --            --            --
-----------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - n/a)+
        Beginning AUV..................          --             --            --            --
        End AUV........................          --             --            --            --
        Ending Number of AUs...........          --             --            --            --
-----------------------------------------------------------------------------------------------
  Putnam Growth (Inception Date - n/a)+
        Beginning AUV..................          --             --            --            --
        End AUV........................          --             --            --            --
        Ending Number of AUs...........          --             --            --            --
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 9/16/96)
        Beginning AUV..................    $  10.12     $    13.42    $    16.47    $    19.69
        End AUV........................    $  13.42     $    16.47    $    19.69    $    17.56
        Ending Number of AUs...........     325,748      1,400,997     2,491,907     2,948,892
-----------------------------------------------------------------------------------------------
  Technology (Inception Date - n/a)+
        Beginning AUV..................          --             --            --            --
        End AUV........................          --             --            --            --
        Ending Number of AUs...........          --             --            --            --
-----------------------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 9/16/96)
        Beginning AUV..................    $  10.08     $    13.42    $    15.07    $    15.11
        End AUV........................    $  13.42     $    15.07    $    15.11    $    13.54
        Ending Number of AUs...........     130,317        499,807       801,759       771,945
-----------------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 8/27/96)
        Beginning AUV..................    $  13.10     $    16.36    $    13.36    $    15.70
        End AUV........................    $  16.36     $    13.36    $    15.70    $    15.00
        Ending Number of AUs...........     303,039        429,041       349,619       339,059
-----------------------------------------------------------------------------------------------
+ This portfolio was not available for sale in this product until December 29, 2000.

                                          INCEPTION       FISCAL        FISCAL        FISCAL
                                              TO           YEAR          YEAR          YEAR
              PORTFOLIOS                   12/31/97      12/31/98      12/31/99      12/31/00
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Van Kampen LIT Comstock, Class II Shares*
(Inception Date - N/A)
        Beginning AUV..................          --             --            --            --
        End AUV........................          --             --            --            --
        Ending Number of AUs...........          --             --            --            --
-----------------------------------------------------------------------------------------------
  Van Kampen LIT Emerging Growth, Class II Shares*
    (Inception Date - N/A)
        Beginning AUV..................          --             --            --            --
        End AUV........................          --             --            --            --
        Ending Number of AUs...........          --             --            --            --
-----------------------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income, Class II Shares*
    (Inception Date - N/A)
        Beginning AUV..................          --             --            --            --
        End AUV........................          --             --            --            --
        Ending Number of AUs...........          --             --            --            --
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
AUV - Accumulation Unit Value
AU - Accumulation Units
* This portfolio was not available for sale until December 10, 2001.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           APPENDIX B - PREMIUM TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Premium taxes vary according to the state and are subject to change without notice. In many states, there is no tax at all. Listed below are the current premium tax rates in those states that assess a premium tax. For current information, you should consult your tax adviser.

                                                              QUALIFIED    NON-QUALIFIED
                           STATE                              CONTRACT       CONTRACT
----------------------------------------------------------------------------------------
California                                                      0.50%          2.35%
----------------------------------------------------------------------------------------
Maine                                                              0%           2.0%
----------------------------------------------------------------------------------------
Nevada                                                             0%           3.5%
----------------------------------------------------------------------------------------
South Dakota                                                       0%          1.25%*
----------------------------------------------------------------------------------------
West Virginia                                                    1.0%           1.0%
----------------------------------------------------------------------------------------
Wyoming                                                            0%           1.0%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
* On the first $500,000 of contract value; 0.80% on the amount in excess of $500,000.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

     1. Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any withdrawals recorded after the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal

     2. Maximum Anniversary Value Option -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any withdrawals recorded since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:
          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

The following table provides the details, if the Continuing Spouse is age 69 or younger on the Continuation Date:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE       ESTATEPLUS PERCENTAGE
-------------------------------------------------------------
 Years 0-4         25% of earnings      40% of Continuation
                                        Net Purchase Payments
-------------------------------------------------------------
 Years 5-9         40% of earnings      65% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of earnings      75% of Continuation
                                        Net Purchase
                                        Payments*
-------------------------------------------------------------

If the Continuing Spouse is between their 70th and 81st birthdays on the Continuation Date, the table below shows the available EstatePlus benefit:

--------------------------------------------------------------
  CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH            PERCENTAGE       ESTATEPLUS PERCENTAGE
--------------------------------------------------------------
 All Contract       25% of earnings      40% of Continuation
  Years                                  Net Purchase
                                         Payments*
--------------------------------------------------------------

* Purchase Payments received after the 5(th) year following the Continuation Date must remain in the contract for at least six months to be included as part of Continuation Net Purchase Payments for purpose of the Maximum EstatePlus calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?

We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

          (1) equals the contract value on the Continuing Spouse's date of death;

          (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Anchor Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

            Date:  ---------------                 Signed:  ---------------

   Return to: Anchor National Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                                         As filed pursuant to Rule 497
                                         under the Securities Act of 1933
                                         Registration No. 33-86642 and 811-8874

                       STATEMENT OF ADDITIONAL INFORMATION


                        FIXED AND VARIABLE GROUP DEFERRED
                           ANNUITY CONTRACTS ISSUED BY



                          VARIABLE ANNUITY ACCOUNT FOUR
               (relating to the ANCHOR ADVISOR VARIABLE ANNUITY)


                DEPOSITOR: ANCHOR NATIONAL LIFE INSURANCE COMPANY



This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated December 10, 2001 relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


            THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                               DECEMBER 10, 2001

                                TABLE OF CONTENTS

                                                                              PAGE
                                                                              ----
Separate Account............................................................    3

General Account.............................................................    4

Performance Data ...........................................................    4

Income Payments.............................................................    8

Annuity Unit Values.........................................................    8

Taxes.......................................................................   11

Distribution of Contracts...................................................   16

Financial Statements........................................................   16

                                SEPARATE ACCOUNT

      Variable Annuity Account Four was established by Anchor National Life Insurance Company (the "Company") on November 8, 1994, pursuant to the provisions of California law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

      The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

      The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The Contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the Contract (although the Company does not guarantee the amounts of the variable

Income Payments).

                                 GENERAL ACCOUNT

      The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the one-year fixed investment option and/or the one year DCA fixed account available in connection with the general account, as elected by the owner at the time of purchasing a contract or upon making a subsequent payment. Assets supporting amounts allocated to the one-year fixed investment option and/or the one-year DCA account become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

      From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the separate account may advertise "total return" date for its other Variable

Portfolios. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period.) Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

     In calculating hypothetical adjusted historical performance, for periods starting prior to the date the contracts were first offered to the public, the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust, SunAmerica Series Trust and Van Kampen Life Investment Trust ("Trusts"), modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Trusts' underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

      Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO

      The annualized current yield and the effective yield for the Cash Management Portfolio for the 7 day period ending December 31, 2000 were 4.28% and 4.38%, respectively.

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

            Base Period Return = (EV-SV)/(SV)

      where:

            SV = value of one Accumulation Unit at the start of a 7 day period

            EV = value of one Accumulation Unit at the end of the 7 day period

      The value of the Accumulation Unit at the end of the period (EV) is determined by (1) adding, to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to the Accumulation Unit over the period, and (2) subtracting, from the result, the portion of the annual mortality and expense risk and distribution expense charges allocable to the 7 day period (obtained by multiplying the annually-based charges by the fraction 7/365).

      The current yield is then obtained by annualizing the Base Period Return:

            Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

            Effective Yield = [(Base Period Return + 1)365/7 - 1]

      The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

      The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".

      The total returns of the various Variable Portfolios for 1 year and since each Variable Portfolio's inception date are shown below.

     These rates of return do not reflect election of the EstatePlus feature. The rates of return would be lower if the feature were included in the calculations. The total return figures are based on historical data and are not intended to indicate future performance. These rates of return reflect the currently applicable 12b-1 service fee on the Anchor Series Trust, SunAmerica Series Trust and the Van Kampen Life Investment Trust. If you purchased your contract before July 9, 2001, variable portfolio shares of the Anchor Series and SunAmerica Series Trusts are not subject to a 12b-1 service fee, and therefore, the performance figures shown would be slightly higher.

                         VARIABLE ANNUITY ACCOUNT FOUR
                            STANDARDIZED PERFORMANCE
                        TOTAL ANNUAL RETURN (IN PERCENT)
                               FOR PERIOD ENDING
                               DECEMBER 31, 2000

                                                                                            SINCE
                                  VARIABLE PORTFOLIO                                  VARIABLE PORTFOLIO
       PORTFOLIO                    INCEPTION DATE        1 YEAR          3 YEAR          INCEPTION
---------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST
Capital Appreciation                   08/27/96           -9.03%          21.80%            21.69%
Government & Quality Bond              09/16/96            9.49%           4.37%             5.56%
Growth                                 09/12/96           -2.68%          15.52%            20.13%
Natural Resources                      09/12/96           17.49%           9.97%             5.60%
SUNAMERICA SERIES TRUST
Aggressive Growth                      08/29/96          -16.68%          20.50%            19.62%
Alliance Growth                        09/12/96          -20.84%          15.79%            21.80%
Asset Allocation                       09/16/96           -1.98%           2.35%             8.26%
Blue Chip Growth*                           N/A              N/A             N/A               N/A
Corporate Bond                         09/23/96            3.25%           1.28%             3.90%
Davis Venture Value                    08/27/96            7.64%          11.21%            18.23%
"Dogs" of Wall Street                  04/01/98            1.32%             N/A            -3.43%
Federated Value                        09/16/96            0.69%           6.85%            13.96%
Global Bond                            09/04/96            7.45%           4.47%             6.21%
Global Equities                        08/27/96          -18.66%           8.18%            10.17%
Goldman Sachs Research*                     N/A              N/A             N/A               N/A
Growth-Income                          09/06/96           -9.87%          14.05%            20.77%
Growth Opportunities*                       N/A              N/A             N/A               N/A
High Yield Bond                        09/23/96          -10.88%          -3.77%             1.35%
International Diversified Equities     09/12/96          -19.69%           4.68%             5.81%
International Growth & Income*              N/A              N/A             N/A               N/A
MFS Growth & Income*                        N/A              N/A             N/A               N/A
MFS Mid-Cap Growth*                         N/A              N/A             N/A               N/A
Putnam Growth*                              N/A              N/A             N/A               N/A
SunAmerica Balanced                    09/16/96          -10.98%           9.24%            13.54%
Technology*                                 N/A              N/A             N/A               N/A
Telecom Utility                        09/16/96          -10.53%           0.15%             6.96%
Worldwide High Income                  08/27/96           -4.55%          -2.99%             3.03%
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT COMSTOCK, CLASS II
SHARES**                                   N/A               N/A             N/A               N/A
VAN KAMPEN EMERGING GROWTH, CLASS II
SHARES**                                   N/A               N/A             N/A               N/A
VAN KAMPEN LIT GROWTH AND INCOME,
CLASS II SHARES**                          N/A               N/A             N/A               N/A

   *This portfolio was not available for sale in this separate account until December 29, 2000.


  **This portfolio was not available for sale in this product until December
    10, 2001.

   Total return figures are based on historical data and are not intended to indicate future performance.

                         VARIABLE ANNUITY ACCOUNT FOUR
                  HYPOTHETICAL ADJUSTED HISTORICAL PERFORMANCE
                        TOTAL ANNUAL RETURN (IN PERCENT)
                               FOR PERIOD ENDING
                               DECEMBER 31, 2000

                                      TRUST                                                            SINCE TRUST
       PORTFOLIO                  INCEPTION DATE         1 YEAR          5 YEAR             10 YEAR     INCEPTION
------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST
Capital Appreciation                  03/23/87           -9.03%           22.38%            22.84%         16.00%
Government & Quality Bond             09/05/84            9.49%            4.41%             6.02%          7.37%
Growth                                09/05/84           -2.68%           19.45%            15.76%         13.60%
Natural Resources                     01/04/88           17.49%            6.06%             7.94%          6.59%
SUNAMERICA SERIES TRUST
Aggressive Growth                     06/03/96          -16.68%              N/A               N/A         16.54%
Alliance Growth                       02/09/93          -20.84%           20.59%               N/A         18.47%
Asset Allocation                      07/01/93           -1.98%            8.49%               N/A          9.12%
Blue Chip Growth*                     07/05/00              N/A              N/A               N/A        -10.52%*
Corporate Bond                        07/01/93            3.25%            3.11%               N/A          3.61%
Davis Venture Value                   10/28/94            7.64%           17.41%               N/A         19.35%
"Dogs" of Wall Street                 04/01/98            1.32%              N/A               N/A         -3.43%
Federated Value                       06/03/96            0.69%              N/A               N/A         12.17%
Global Bond                           07/01/93            7.45%            5.83%               N/A          5.55%
Global Equities                       02/09/93          -18.66%            9.98%               N/A         10.13%
Goldman Sachs Research*               07/05/00              N/A              N/A               N/A         -2.67%*
Growth-Income                         02/09/93           -9.87%           18.99%               N/A         15.91%
Growth Opportunities*                 07/05/00              N/A              N/A               N/A        -11.77%*
High Yield Bond                       02/09/93          -10.88%            2.48%               N/A          3.51%
International Diversified Equities    10/28/94          -19.69%            5.24%               N/A          4.97%
International Growth & Income         06/02/97           -0.51%              N/A               N/A          9.74%
MFS Growth & Income                   02/09/93           -2.03%           12.41%               N/A         11.11%
MFS Mid-Cap Growth                    04/01/99            7.83%              N/A               N/A         37.92%
Putnam Growth                         02/09/93          -19.45%           16.03%               N/A         12.47%
SunAmerica Balanced                   06/03/96          -10.98%              N/A               N/A         12.93%
Technology*                           07/05/00              N/A              N/A               N/A        -33.17%*
Telecom Utility                       06/03/96          -10.53%              N/A               N/A          6.69%
Worldwide High Income                 10/28/94           -4.55%            5.06%               N/A          6.64%
VAN KAMPEN LIFE INVESTMENT  TRUST
VAN KAMPEN LIT COMSTOCK, CLASS II
SHARES                                04/30/99           27.39%              N/A               N/A         10.87%
VAN KAMPEN EMERGING GROWTH,
CLASS II SHARES                       07/03/95          -11.81%           26.45%               N/A         27.19%
VAN KAMPEN LIT GROWTH AND INCOME,
CLASS II SHARES                       12/23/96           17.20%              N/A               N/A         16.53%


      *This portfolio was not available for sale during the entire fiscal year of the Trust.

      Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

            P(1+T)n = ERV

where:      P  = a hypothetical initial payment of $1,000
            T  = average annual total return
            n  = number of years

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

      The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

      The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed investment option and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

      For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

      For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceed 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results from no change in the value of the Variable Portfolio; a NIF greater than 1.000 results in from increase in the value of the Variable Portfolio; and a NIF less than 1.000 results from a decrease in the value of the Variable Portfolio. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                  NIF = ($11.46/$11.44)

                      =  1.00174825

      ILLUSTRATIVE EXAMPLE

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

            1/[(1.035)(1/12)] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

            $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is

$13.327695.

P's first variable Income Payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly Income Payments for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $5.42 (Option 4v table, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

           First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Annuity Units to Annuity Units of another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

           Annuity Units = $630.95/$13.256932 = 47.593968

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

           Second Payment = 47.593968 x $13.327695 = $634.32

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

       DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001

The information below describes the death benefit on contracts issued before October 24, 2001.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

    DEATH BENEFIT CALCULATIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001


The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death for contracts issued before October 24, 2001:

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive satisfactory proof of the Continuing Spouse's death; or

          b. The contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments minus withdrawals (and fees and charges applicable to those withdrawals) made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals (and fees and charges applicable to those withdrawals), since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals (and fees and charges applicable to those withdrawals) recorded after the date of death.

     2. Maximum Anniversary Option -- if the Continuing Spouse is below age 90 at the time of death, the death benefit is greater of:

          a. The contract value at the time we receive satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments since the Continuation Date minus withdrawals and any fees and charges applicable to those withdrawals; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments minus withdrawals (and fees and charges applicable to such withdrawals) recorded since that contract anniversary. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive contract value only.
                                      TAXES

GENERAL

      Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

      For income payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the contract bears to the total value of income payments for the term of the annuity contract. The taxable portion is taxed at ordinary income tax rates. Owners, Annuitants and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions under the retirement plan under which the contracts are purchased.

      The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

      The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions can be waived.

      An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code (other than (1) income payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; and (2) distributions required to be made under the Code). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

      Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

      The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


MULTIPLE CONTRACTS

      Multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. The Company believes that Congress intended to affect the purchase of multiple deferred annuity contracts which may have been purchased to avoid withdrawal income tax treatment. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

      An assignment of a Contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should therefore consult competent legal advisers should they wish to assign their contracts.

PARTIAL 1035 EXCHANGES

      Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under Section 72 of the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should seek their own tax advice.

QUALIFIED PLANS

      The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued pursuant to the plan.

      Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

      Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

      (a)   H.R. 10 PLANS

            Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R.10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (b)   TAX-SHELTERED ANNUITIES

            Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (c)   INDIVIDUAL RETIREMENT ANNUITIES

            Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (d)   ROTH IRAS

            Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a regular IRA under Section 408(b) of the Code, contributions to a Roth IRA are not made on a tax deferred basis, but distributions are tax-free if certain requirements are satisfied. Like regular IRAs, Roth IRAs are subject to limitations on the amount that may be contributed, those who may be eligible and the time when distributions may commence without tax penalty. Certain persons may be eligible to convert a regular IRA into a Roth IRA, and the resulting income tax may be spread over four years if the conversion occurs before January 1, 1999. If and when Contracts are made available for use with Roth IRAs they may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

      (e)   CORPORATE PENSION AND PROFIT-SHARING PLANS

            Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

      (f)   DEFERRED COMPENSATION PLANS - SECTION 457

            Under Section 457 of the Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation plans. The amounts deferred under a Plan which meets the requirements of Section 457 are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. Furthermore, the Code provides additional requirements and restrictions regarding eligibility, contributions and distributions.

            All of the assets and income of a Plan established by a governmental employee after August 23, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 23, 1995 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt non-governmental employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the plan is not an eligible plan within the meaning of Section 457(b). In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

            In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

            Under present federal tax law, amounts accumulated in a Plan under section 457 cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at 733 Third Avenue, 4th Floor, New York, New York 10017. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS

      The audited consolidated financial statements of the Company at December 31, 2000 and 1999, for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998, and for the year ended September 30, 1998 are presented in this Statement of Additional Information. The financial statements of Variable Annuity Account Four at December 31, 2000, for the year ended December 31, 2000, for the three months ended December 31, 1999 and for the year ended September 30, 1999, are also presented in this Statement of Additional Information.

        PricewaterhouseCoopers LLP, 350 S. Grand Ave., Los Angeles, California 90071, serves as the independent accountants for the Separate Account and the Company. The audited financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                        Report of Independent Accountants

To the Board of Directors and Shareholder of Anchor National Life Insurance Company:



In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of Anchor National Life Insurance Company and its subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for the years ended December 31, 2000 and 1999, for the three months ended December 31, 1998 and for the year ended September 30, 1998, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits on these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
Woodland Hills, California

January 31, 2001

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET

                                                   December 31,     December 31,
                                                      2000              1999
                                                   -----------      -----------
                                                          (In thousands)
ASSETS

Investments:
   Cash and short-term investments                 $   169,701      $   462,915
   Bonds, notes and redeemable
      preferred stocks available for sale,
      at fair value (amortized cost:
      December 2000, $4,130,570;
      December 1999, $4,155,728)                     4,007,902        3,953,169
   Mortgage loans                                      684,174          674,679
   Policy loans                                        244,436          260,066
   Separate account seed money                         104,678          144,231
   Common stocks available for sale,
      at fair value (cost: December 2000,
      $1,001; December 1999, $0)                           974             --
   Partnerships                                          8,216            4,009
   Real estate                                          24,139           24,000
   Other invested assets                                18,514           31,632
                                                   -----------      -----------
   Total investments                                 5,262,734        5,554,701

Variable annuity assets held in separate
   accounts                                         20,393,820       19,949,145
Accrued investment income                               57,555           60,584
Deferred acquisition costs                           1,286,456        1,089,979
Receivable from brokers for sales of
   securities                                               15           54,760
Income taxes currently receivable from Parent           60,992             --
Deferred income taxes                                     --             53,445
Other assets                                           127,906          111,880
                                                   -----------      -----------
TOTAL ASSETS                                       $27,189,478      $26,874,494
                                                   ===========      ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                 December 31,       December 31,
                                                     2000              1999
                                                 ------------       ------------
                                                          (In thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts          $  2,778,229       $  3,254,895
   Reserves for universal life insurance
      contracts                                     1,832,667          1,978,332
   Reserves for guaranteed investment
      contracts                                       610,672            305,570
   Payable to brokers for purchases of
      securities                                        3,662                139
   Income taxes currently payable                        --               23,490
   Modified coinsurance deposit liability              97,647            140,757
   Other liabilities                                  203,015            249,224
                                                 ------------       ------------
   Total reserves, payables and accrued
      liabilities                                   5,525,892          5,952,407
                                                 ------------       ------------
Variable annuity liabilities related to
   separate accounts                               20,393,820         19,949,145
                                                 ------------       ------------
Subordinated notes payable to affiliates               55,119             37,816
                                                 ------------       ------------
Deferred income taxes                                  85,978               --
                                                 ------------       ------------
Shareholder's equity:
   Common stock                                         3,511              3,511
   Additional paid-in capital                         493,010            493,010
   Retained earnings                                  697,730            551,158
   Accumulated other comprehensive loss               (65,582)          (112,553)
                                                 ------------       ------------
   Total shareholder's equity                       1,128,669            935,126
                                                 ------------       ------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY       $ 27,189,478       $ 26,874,494
                                                 ============       ============


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME


                                            Years Ended December 31,
                                           -------------------------   Three Months Ended       Year Ended
                                              2000           1999       December 31, 1998   September 30, 1998
                                           ---------       ---------   ------------------   ------------------
                                                                    (In thousands)

Investment income                          $ 399,355       $ 516,001       $  53,553               $ 218,793
                                           ---------       ---------       ---------               ---------
Interest expense on:
   Fixed annuity contracts                  (140,322)       (231,929)        (22,828)               (112,695)
   Universal life insurance
      contracts                              (86,263)       (102,486)           --                      --
   Guaranteed investment
      contracts                              (34,124)        (19,649)         (3,980)                (17,787)
   Senior indebtedness                          --              (199)            (34)                 (1,498)
   Subordinated notes payable
      to affiliates                           (4,144)         (3,474)           (853)                 (3,114)
                                           ---------       ---------       ---------               ---------
   Total interest expense                   (264,853)       (357,737)        (27,695)               (135,094)
                                           ---------       ---------       ---------               ---------
NET INVESTMENT INCOME                        134,502         158,264          25,858                  83,699
                                           ---------       ---------       ---------               ---------
NET REALIZED INVESTMENT
   GAINS (LOSSES)                            (15,177)        (19,620)            271                  19,482
                                           ---------       ---------       ---------               ---------
Fee income:
   Variable annuity fees                     400,495         306,417          58,806                 200,867
   Net retained commissions                   62,202          51,039          11,479                  48,561
   Asset management fees                      73,922          43,510           8,068                  29,592
   Universal life insurance fees, net         20,258          28,932            --                      --
   Surrender charges                          20,963          17,137           3,239                   7,404
   Other fees                                 12,959           6,327           1,738                   3,938
                                           ---------       ---------       ---------               ---------
TOTAL FEE INCOME                             590,799         453,362          83,330                 290,362
                                           ---------       ---------       ---------               ---------
GENERAL AND ADMINISTRATIVE
   EXPENSES                                 (171,627)       (146,683)        (21,268)                (92,929)
                                           ---------       ---------       ---------               ---------
AMORTIZATION OF DEFERRED
   ACQUISITION COSTS                        (158,007)       (116,840)        (27,070)                (72,713)
                                           ---------       ---------       ---------               ---------
ANNUAL COMMISSIONS                           (56,473)        (40,760)         (6,624)                (18,209)
                                           ---------       ---------       ---------               ---------
PRETAX INCOME                                324,017         287,723          54,497                 209,692
                                           ---------       ---------       ---------               ---------
Income tax expense                          (108,445)       (103,025)        (20,106)                (71,051)
                                           ---------       ---------       ---------               ---------
NET INCOME                                 $ 215,572       $ 184,698       $  34,391               $ 138,641
                                           ---------       ---------       ---------               ---------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                Years Ended December 31,
                                                ------------------------  Three Months Ended       Year Ended
                                                  2000           1999     December 31, 1998    September 30, 1998
                                                ---------      ---------  ------------------   ------------------
                                                                     (In thousands)
OTHER COMPREHENSIVE INCOME (LOSS)
 NET OF TAX:
  Net unrealized gains (losses)
   on debt and equity securities
   available for sale identified
   in the current period (net of
   income tax expense of $20,444
   and income tax benefit of
   $63,900, $5,517 and $2,168 for
   the years ended December 31,
   2000 and 1999, the three
   months ended December 31, 1998
   and the year ended September
   30, 1998, respectively)                      $  37,968      $(118,669)      $ (10,249)          $  (4,027)

  Less reclassification
   adjustment for net realized
   losses (gains) included in net
   income (net of income tax
   expense of $4,848, $4,165 and
   $116 and income tax benefit of
   $3,210 for the years ended
   December 31, 2000 and 1999,
   the three months ended
   December 31, 1998 and the year
   ended September 30, 1998, respectively)          9,003          7,735             215              (5,963)
                                                ---------      ---------       ---------           ---------
OTHER COMPREHENSIVE INCOME (LOSS)                  46,971       (110,934)        (10,034)             (9,990)
                                                ---------      ---------       ---------           ---------
COMPREHENSIVE INCOME                            $ 262,543      $  73,764       $  24,357           $ 128,651
                                                =========      =========       =========           =========

           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                               Years Ended December 31,
                                             ----------------------------   Three Months Ended       Year Ended
                                               2000              1999        December 31, 1998   September 30, 1998
                                            -----------       -----------   ------------------   ------------------
                                                                        (In thousands)
CASH FLOW FROM OPERATING
   ACTIVITIES:

   Net income                               $   215,572       $   184,698       $    34,391       $   138,641
   Adjustment to reconcile net
      income to net cash provided
      by operating activities:
         Interest credited to:
             Fixed annuity contracts            140,322           231,929            22,828           112,695
             Universal life insurance
               contracts                         86,263           102,486              --                --
             Guaranteed investment
               contracts                         34,124            19,649             3,980            17,787
         Net realized investment
             losses (gains)                      15,177            19,620              (271)          (19,482)
         Amortization (accretion) of
             net premiums (discounts)
             on investments                      (2,198)          (18,343)           (1,199)              447
         Universal life insurance fees          (20,258)          (28,932)             --                --
         Amortization of goodwill                 1,455               776               356             1,422
         Provision for deferred
             income taxes                       114,127          (100,013)           15,945            34,087
   Change in:
      Accrued investment income                   3,029             9,155            (1,512)           (4,649)
      Deferred acquisition costs               (204,077)         (208,228)          (34,328)         (160,926)
      Other assets                              (16,628)           (5,661)          (21,070)          (19,374)
      Income taxes currently
         receivable/payable                     (84,482)           12,367            16,992           (38,134)
      Other liabilities                         (12,520)           49,504             5,617            (2,248)
   Other, net                                    43,376            20,729             5,510            (5,599)
                                            -----------       -----------       -----------       -----------
NET CASH PROVIDED BY OPERATING
   ACTIVITIES                                   313,282           289,736            47,239            54,667
                                            -----------       -----------       -----------       -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases of:
      Bonds, notes and redeemable
         preferred stocks                      (881,647)       (4,130,682)         (392,515)       (1,970,502)
      Mortgage loans                           (144,303)         (331,398)           (4,962)         (131,386)
      Other investments, excluding
         short-term investments                 (66,722)         (227,268)           (1,992)             --
   Sales of:
      Bonds, notes and redeemable
         preferred stocks                       468,221         2,660,931           265,039         1,602,079
      Other investments, excluding

         short-term investments                  60,538            65,395               142            42,458
   Redemptions and maturities of:
      Bonds, notes and redeemable
         preferred stocks                       429,347         1,274,764            37,290           424,393
      Mortgage loans                            136,277            46,760             7,699            80,515
      Other investments, excluding
         short-term investments                 122,195            21,256               853            67,213
   Cash and short-term investments
      acquired in coinsurance
      transaction with MBL Life
      Assurance Corporation                        --                --           3,083,211              --
   Net cash and short-term investments
      transferred from (to) affiliates
      in assumption with MBL Life
      Assurance Corporation                      (3,314)         (371,634)             --                --
                                            -----------       -----------       -----------       -----------

NET CASH PROVIDED (USED IN) BY
   INVESTING ACTIVITIES                         120,592          (991,876)        2,994,765           114,770
                                            -----------       -----------       -----------       -----------


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)

                                            Years Ended December 31,
                                         -----------------------------     Three Months Ended          Year Ended
                                             2000             1999         December 31, 1998       September 30, 1998
                                         -----------       -----------     ------------------      ------------------
                                                                       (In thousands)
CASH FLOWS FROM FINANCING
   ACTIVITIES:
   Premium receipts on:
      Fixed annuity contracts            $ 1,764,600       $ 2,016,851       $   351,616             $ 1,512,994
      Universal life insurance
         contracts                            58,738            78,864              --                      --
      Guaranteed investment
         contracts                           350,000              --                --                     5,619
   Net exchanges from the fixed
      accounts of variable annuity
      contracts                           (1,994,710)       (1,821,324)         (448,762)             (1,303,790)
   Withdrawal payments on:
      Fixed annuity contracts               (320,778)       (2,232,374)          (41,554)               (191,690)
      Universal life insurance
         contracts                          (145,067)          (81,634)             --                      --
      Guaranteed investment
         contracts                           (78,312)          (19,742)           (3,797)                (36,313)
   Claims and annuity payments on:
      Fixed annuity contracts               (114,761)          (46,578)           (9,333)                (40,589)
      Universal life insurance
         contracts                          (118,302)         (158,043)             --                      --
   Net receipts from (repayments
      of) other short-term
      financings                             (33,689)         (129,512)            9,545                 (10,944)
   Net receipt (payment) related
      to a modified coinsurance
      transaction                            (43,110)          140,757          (170,436)                166,631
   Net receipts from issuances of
      subordinated notes payable
      to affiliate                            17,303              --             170,436                    --
   Change in capital                            --             114,336            70,000                    --
   Dividends paid to Parent                  (69,000)             --                --                   (51,200)
                                         -----------       -----------       -----------             -----------

NET CASH PROVIDED (USED IN) BY
   FINANCING ACTIVITIES                     (727,088)       (2,138,399)          (72,285)                 50,718
                                         -----------       -----------       -----------             -----------

NET INCREASE (DECREASE) IN CASH
   AND SHORT-TERM INVESTMENTS               (293,214)       (2,840,539)        2,969,719                 220,155

CASH AND SHORT-TERM INVESTMENTS
   AT BEGINNING OF PERIOD                    462,915         3,303,454           333,735                 113,580
                                         -----------       -----------       -----------             -----------

CASH AND SHORT-TERM INVESTMENTS
   AT END OF PERIOD                      $   169,701       $   462,915       $ 3,303,454             $   333,735
                                         ===========       ===========       ===========             ===========

SUPPLEMENTAL CASH FLOW
   INFORMATION:
   Interest paid on indebtedness         $     1,841       $     3,787       $     1,169              $     3,912
                                         ===========       ===========       ===========              ===========
   Net income taxes paid (refunded)
    to Parent                            $    78,796       $   190,126       $   (12,302)             $    74,932
                                         ===========       ===========       ===========              ===========


           See accompanying notes to consolidated financial statements

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.       NATURE OF OPERATIONS

         Anchor National Life Insurance Company, including its wholly owned subsidiaries, (the "Company") is an Arizona-domiciled life insurance company which conducts its business through three segments: annuity operations, asset management operations and broker-dealer operations. Annuity operations consist of the sale and administration of deposit-type insurance contracts, including fixed and variable annuities, universal life insurance contracts and guaranteed investment contracts ("GICs"). Asset management operations, which include the distribution and management of mutual funds, are conducted by SunAmerica Asset Management Corp. ("SunAmerica Asset Management"), the Company's registered investment advisor and wholly owned subsidiary and its related distributor, SunAmerica Capital Services, Inc. ("SACS"). Broker-dealer operations involve the sale of securities and financial services products, and are conducted by Royal Alliance Associates, Inc. ("Royal"), a wholly owned subsidiary of the Company.

         The Company is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. At December 31, 1998, the Company was a wholly owned indirect subsidiary of SunAmerica Inc., a Maryland Corporation. On January 1, 1999, SunAmerica Inc. merged with and into AIG in a tax-free reorganization that has been treated as a pooling of interests for accounting purposes. Thus, SunAmerica Inc. ceased to exist on that date. However, immediately prior to the date of the merger, substantially all of the net assets of SunAmerica Inc. were contributed to a newly formed subsidiary of AIG named SunAmerica Holdings, Inc., a Delaware Corporation. SunAmerica Holdings, Inc. subsequently changed its name to SunAmerica Inc. ("SunAmerica").

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets managed in mutual funds and held in separate accounts.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles and include the accounts of the Company and all of its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in consolidation. Certain items have been reclassified to conform to the current period's presentation.

         Under generally accepted accounting principles, premiums collected on the non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of earnings, as they are recorded directly to policyholders liabilities upon receipt.

         The preparation of financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reports in the financial statements and the accompanying notes. Actual results could differ from those estimates.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments, repurchase agreements and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net realizable value when necessary for declines in value considered to be other than temporary. Estimates of net realizable value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is valued at market. Limited partnerships are accounted for by the cost method of accounting. Real estate is carried at cost, reduced by impairment provisions. Common stock is carried at fair value. Other invested assets include collateralized bond obligations and investments in mutual funds for the Company's asset management operations.

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         INTEREST RATE SWAP AGREEMENTS: The net differential to be paid or received on interest rate swap agreements ("Swap Agreements") entered into to reduce the impact of changes in interest rates is recognized over the lives of the agreements, and such differential is classified as Investment Income or Interest Expense in the income statement. Initially, Swap Agreements are designated as hedges and, therefore, are not marked to market. However, when a hedged asset/liability is sold or repaid before the related Swap Agreement matures, the Swap Agreement is marked to market and any gain/loss is classified with any gain/loss realized on the disposition of the hedged asset/liability. Subsequently, the Swap Agreement is marked to market and the resulting change in fair value is included in Investment Income in the income statement. When a Swap Agreement that is designated as a hedge is terminated before its contractual maturity, any resulting gain/loss is credited/charged to the carrying value of the asset/liability that it hedged and is treated as a premium/discount for the remaining life of the asset/liability. Upon adoption of Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, and related implementation guidance, the Company will be required to mark all swap agreements to market as of January 1, 2001 (see "Recently Issued Accounting Standards"). Such adjustment is not anticipated to be material to the shareholder's equity of the Company.

         DEFERRED ACQUISITION COSTS: Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net interest income, net unrealized investment gains and losses, variable annuity fees, universal life insurance fees, surrender charges and direct administrative expenses. Costs incurred to sell mutual funds are also deferred and amortized over the estimated lives of the funds obtained. Deferred acquisition costs ("DAC") consist of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $362,085,000 and $312,764,000 for the years ended December 31, 2000 and
         1999, respectively.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been increased by $21,800,000 and $29,400,000 at December 31, 2000 and 1999,
         respectively, for this adjustment.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


         VARIABLE ANNUITY ASSETS AND LIABILITIES: The assets and liabilities resulting from the receipt of variable annuity premiums are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable Annuity Fees in the income statement.

         GOODWILL: Goodwill, amounted to $21,604,000 (including accumulated amortization of $18,101,000) and $22,206,000 (including accumulated amortization of $16,350,000) at December 31, 2000 and 1999 respectively. Goodwill is amortized by using the straight-line method over periods averaging 25 years and is included in Other Assets in the balance sheet. Goodwill is evaluated for impairment when events or changes in economic conditions indicate that the carrying amount may not be recoverable.

         CONTRACTHOLDER RESERVES: Contractholder reserves for fixed annuity contracts and guaranteed investment contracts are accounted for as investment-type contracts in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (premiums received, plus accrued interest, less withdrawals and assessed fees). Contractholder reserves for universal life insurance contracts are equal to the policyholder account values before surrender charges.

         MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 8 is recorded as a deposit liability. Premiums from the reinsured business is allocated to pay down the liability pursuant to a repayment schedule.

         FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded in income as earned. Net retained commissions are recognized as income on a trade date basis.

         INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of its direct parent, SunAmerica Life Insurance Company (the "Parent"), and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RECENTLY ISSUED ACCOUNTING STANDARDS: In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). The Company has reviewed and continues to review the effect of the implementation of SFAS 133, as amended by SFAS 138 and related implementation guidance. This statement requires the Company to recognize all derivatives in the consolidated balance sheet measuring these derivatives at fair value. The recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and, to the extent it is effective as part of a hedge transaction. SFAS 133 was postponed by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB No. 133, and now will be effective for the Company as of January 1, 2001. Because of the Company's minimal use of derivatives, management does not anticipate that the new statement will have a significant effect on either the earnings or the financial position of the Company.

3.       FISCAL YEAR CHANGE

         Effective December 31, 1998, the Company changed its fiscal year end from September 30 to December 31. Accordingly, the consolidated financial statements include the results of operations and cash flows for the three-month transition period ended December 31, 1998. Such results are not necessarily indicative of operations for a full year. The consolidated financial statements as of and for the three months ended December 31, 1998 were originally filed as the Company's unaudited Transition Report on Form 10-Q.

         Results for the comparable prior year period are summarized below.

                                                               Three Months Ended
                                                                December 31, 1997
                                                                (In thousands)
                                                               ------------------
         Investment income                                           $ 59,062
         Net investment income                                         25,689
         Net realized investment gains                                 20,935
         Total fee income                                              63,984
         Pretax income                                                 67,654
         Net income                                                  $ 44,348
                                                                     ========

4.       ACQUISITION

         On December 31, 1998, the Company acquired the individual life business and the individual and group annuity business of MBL Life

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         Assurance Corporation ("MBL Life") (the "Acquisition"), via a 100% coinsurance transaction, for a cash purchase price of $128,420,000. As part of this transaction, the Company acquired assets having an aggregate fair value of $5,718,227,000, composed primarily of invested assets totaling $5,715,010,000. Liabilities assumed in this acquisition totaled $5,831,266,000, including $3,460,503,000 of fixed annuity reserves, $2,308,742,000 of universal life reserves and $24,011,000 of guaranteed investment contract reserves. The excess of the purchase price over the fair value of net assets received amounted to $92,687,000 at December 31, 2000, after adjustment for the transfer of the New York business to FSA (see below), and is included in Deferred Acquisition Costs in the accompanying consolidated balance sheet. The income statements for the years ended December 31, 2000 and 1999 include the impact of the Acquisition. On a pro forma basis, assuming the Acquisition had been consummated on October 1, 1997, the beginning of the prior-year periods discussed herein, investment income would have been $514,433,000 and net income would have been $162,555,000 for the year ended September 30, 1998.

         Included in the block of business acquired from MBL Life were policies whose owners are residents of New York State ("the New York Business"). On July 1, 1999, the New York Business was acquired by the Company's New York affiliate, FSA, via an assumption reinsurance agreement, and the remainder of the business converted to assumption reinsurance in the Company, which superseded the coinsurance agreement. As part of this transfer, invested assets equal to $678,272,000, life reserves equal to $282,247,000, group pension reserves equal to $406,118,000, and other net assets of $10,093,000 were transferred to FSA.

         The $128,420,000 purchase price was allocated between the Company and FSA based on the estimated future gross profits of the two blocks of business. The portion allocated to FSA was $10,000,000.

         As part of the Acquisition, the Company received $242,473,000 from MBL Life to pay policy enhancements guaranteed by the MBL Life rehabilitation agreement to policyholders meeting certain requirements. Of this amount, the Company was required to transfer $20,055,000 to the Parent for enhancements on policies which customers elected to convert to fixed annuity policies of the Parent. Included in the Company's reserves transferred to FSA in 1999 were $34,657,000 of such policy enhancement reserves. Based upon final actuarial calculations performed in the first quarter of 2000, $16,741,000 of such reserves were returned to the Company by FSA. A primary requirement was that annuity policyholders must have converted their MBL Life policy to a policy type currently offered by the Company or one of its affiliates by December 31, 1999. Pursuant to the agreement, the enhancements were scheduled to be credited in four installments on January 1, 2000, June 30, 2001, June 30, 2002 and June

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

4.       ACQUISITION (Continued)

         30, 2003, to eligible policies still active on each of those dates. The Company's portion of the payment due on January 1, 2000 amounted to $58,329,000 and was either credited to the accounts of the policyholders or paid as benefits through withdrawals or accelerated death benefits during 2000. On December 31, 2000, the enhancement reserve for such payments totaled $162,653,000.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                                                                               $   19,164      $   18,868
Mortgage-backed securities                                                                    1,651,581       1,636,304
Securities of public utilities                                                                  154,076         151,209
Corporate bonds and notes                                                                     1,426,845       1,329,001
Redeemable preferred stocks                                                                       1,375           1,375
Other debt securities                                                                           877,529         871,145
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========
AT DECEMBER 31, 1999:

Securities of the United States
    Government                                                                               $   24,688      $   22,884
Mortgage-backed securities                                                                    1,505,729       1,412,134
Securities of public utilities                                                                  114,933         107,596
Corporate bonds and notes                                                                     1,676,006       1,596,469
Redeemable preferred stocks                                                                       4,375           4,547
Other debt securities                                                                           829,997         809,539
                                                                                             ----------      ----------
    Total                                                                                    $4,155,728      $3,953,169
                                                                                             ==========      ==========

The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks available for sale by contractual maturity, as of December 31, 2000, follow:

                                                                                             Amortized        Estimated
                                                                                                Cost         Fair Value
                                                                                             ----------      ----------
                                                                                                    (In thousands)

Due in one year or less                                                                      $   66,156      $   64,269
Due after one year through
    five years                                                                                  805,277         795,040
Due after five years through
    ten years                                                                                 1,023,591         938,495
Due after ten years                                                                             583,965         573,794
Mortgage-backed securities                                                                    1,651,581       1,636,304
                                                                                             ----------      ----------
    Total                                                                                    $4,130,570      $4,007,902
                                                                                             ==========      ==========

         Actual maturities of bonds, notes and redeemable preferred stocks will differ from those shown above due to prepayments and redemptions.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks available for sale by major category follow:

                                       Gross          Gross
                                     Unrealized     Unrealized
                                       Gains          Losses
                                     ----------    -----------
                                         (In thousands)
AT DECEMBER 31, 2000:

Securities of the United States
    Government                       $      17      $    (313)
Mortgage-backed securities              10,000        (25,277)
Securities of public utilities             267         (3,134)
Corporate bonds and notes               12,682       (110,526)
Other debt securities                   11,482        (17,866)
                                     ---------      ---------
    Total                            $  34,448      $(157,116)
                                     =========      =========

AT DECEMBER 31, 1999:

Securities of the United States
    Government                       $      47      $  (1,852)
Mortgage-backed securities               3,238        (96,832)
Securities of public utilities              13         (7,350)
Corporate bonds and notes               10,222        (89,758)
Redeemable preferred stocks                172           --
Other debt securities                    4,275        (24,734)
                                     ---------      ---------
    Total                            $  17,967      $(220,526)
                                     =========      =========


         Gross unrealized gains on equity securities available for sale aggregated $18,000 at December 31, 2000. Gross unrealized losses on equity securities available for sale aggregated $45,000 at December 31, 2000. There were no unrealized gains or losses on equity securities available for sale at December 31, 1999.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

         Gross realized investment gains and losses on sales of investments are as follows:

                                Years Ended December 31,
                                -------------------------   Three Months Ended    Year Ended
                                  2000             1999      December 31, 1998 September 30, 1998
                                --------         --------   ------------------ ------------------
                                                        (In thousands)
BONDS, NOTES AND
    REDEEMABLE PREFERRED
    STOCKS:
    Realized gains              $  9,608         $  8,333         $  6,669         $ 28,086
    Realized losses               (5,573)         (26,113)          (5,324)          (4,627)
MORTGAGE LOANS:
    Realized losses                 (276)            --               --               --
COMMON STOCKS:
    Realized gains                   610            4,239               12              337
    Realized losses                 --                (11)              (9)            --
OTHER INVESTMENTS:
    Realized gains                 1,091             --                573            8,824
IMPAIRMENT WRITEDOWNS            (20,637)          (6,068)          (1,650)         (13,138)
                                --------         --------         --------         --------
Total net realized
    investment gains
    (losses)                    $(15,177)        $(19,620)        $    271         $ 19,482
                                ========         ========         ========         ========

         The sources and related amounts of investment income are as follows:

                                 Years Ended December 31,
                                 -------------------------   Three Months Ended    Year Ended
                                   2000             1999      December 31, 1998 September 30, 1998
                                 --------         --------   ------------------ ------------------
                                                          (In thousands)
Short-term investments           $  21,683         $  61,764         $   4,649         $  12,524
Bonds, notes and
    redeemable preferred
    stocks                         290,157           348,373            39,660           156,140
Mortgage loans                      60,608            47,480             7,904            29,996
Common stocks                         --                   7              --                  34
Real estate                            121              (525)               13              (467)
Partnerships                         7,031             6,631               352            24,311
Other invested assets               26,868            58,223             1,700              (572)

Less: investment expenses           (7,113)           (5,952)             (725)           (3,173)
                                 ---------         ---------         ---------         ---------
    Total investment
       income                    $ 399,355         $ 516,001         $  53,553         $ 218,793
                                 =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

5.       INVESTMENTS (Continued)

At December 31, 2000, no investments exceeded 10% of the Company's consolidated shareholder's equity.

At December 31, 2000, mortgage loans were collateralized by properties located in 30 states, with loans totaling approximately 33% of the aggregate carrying value of the portfolio secured by properties located in California and approximately 10% by properties located in New York. No more than 8% of the portfolio was secured by properties in any other single state.

At December 31, 2000, bonds, notes and redeemable preferred stocks included $267,891,000 of bonds and notes not rated investment grade. The Company had no material concentrations of non-investment-grade assets at December 31, 2000.

At December 31, 2000, the carrying value of investments in default as to the payment of principal or interest was $3,563,000 of bonds which approximates its estimated fair value.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments. At December 31, 2000, the Company had one outstanding asset Swap Agreement with a notional principal amount of $97,000,000 and one outstanding liability Swap Agreement with a notional principal amount of $28,688,000. The asset Swap Agreement was entered into in May 2000 and matures in June 2002. The liability Swap Agreement was entered into in December 1996 and matures in December 2024. The interest income on the asset Swap Agreement is included in Investment Income in the income statement, while the interest paid on the liability Swap Agreement is included in Interest Expense on Guaranteed Investment Contracts in the income statement. The net interest income (paid) amounted to $43,000 for the year ended December 31, 2000, $(215,000) for the year ended December 31, 1999, $(54,000)
for the three months ended December 31, 1998 and $(278,000) for the year ended September 30, 1998.

At December 31, 2000, $8,955,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         POLICY LOANS: Carrying value is considered to be a reasonable estimate of fair value.

         PARTNERSHIPS: Fair value of partnerships accounted for by using the cost method is based upon the fair value of the net assets of the partnerships as determined by the general partners.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

         RECEIVABLE FROM/PAYABLE TO BROKERS FOR SALES/PURCHASES OF SECURITIES:
         Such amounts represent transactions of a short-term nature for which the carrying value is considered a reasonable estimate of fair value.

         RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates and is net of the estimated fair value of a hedging Swap Agreement, determined from independent broker quotes.

         VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

         SUBORDINATED NOTES PAYABLE TO AFFILIATES: Fair value is estimated based on the quoted market prices for similar issues.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

         The estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 compared with their respective carrying values, are as follows:

                                                 Carrying             Fair
                                                   Value              Value
                                                -----------        -----------
                                                        (In thousands)
DECEMBER 31, 2000:

ASSETS:

    Cash and short-term investments             $   169,701        $   169,701
    Bonds, notes and redeemable
       preferred stocks                           4,007,902          4,007,902
    Mortgage loans                                  684,174            711,543
    Policy loans                                    244,436            244,436
    Separate account seed money                     104,678            104,678
    Common stocks                                       974                974
    Partnerships                                      8,216              9,915
    Variable annuity assets held in
       separate accounts                         20,393,820         20,393,820
    Receivable from brokers for sales
       of securities                                     15                 15

LIABILITIES:

    Reserves for fixed annuity contracts          2,778,229          2,618,719
    Reserves for guaranteed investment
       contracts                                    610,672            610,672
    Payable to brokers for purchases of
       securities                                     3,662              3,662
    Variable annuity liabilities related
       to separate accounts                      20,393,820         20,393,820
    Subordinated notes payable to
       affiliates                               $    55,119        $    57,774

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

6.       FAIR VALUE OF FINANCIAL STATEMENTS (Continued)

                                                 Carrying             Fair
                                                   Value             Value
                                                -----------        -----------
                                                         (In thousands)
DECEMBER 31, 1999:

ASSETS:

    Cash and short-term investments             $   462,915        $   462,915
    Bonds, notes and redeemable
       preferred stocks                           3,953,169          3,953,169
    Mortgage loans                                  674,679            673,781
    Policy loans                                    260,066            260,066
    Separate account seed money                     144,231            144,231
    Common stocks                                      --                 --
    Partnerships                                      4,009              9,114
    Variable annuity assets held in
       separate accounts                         19,949,145         19,949,145
    Receivable from brokers for sales
       of securities                                 54,760             54,760

LIABILITIES:

    Reserves for fixed annuity contracts          3,254,895          3,053,660
    Reserves for guaranteed investment
       contracts                                    305,570            305,570
    Payable to brokers for purchases of
       securities                                       139                139
    Variable annuity liabilities related
       to separate accounts                      19,949,145         19,949,145
    Subordinated notes payable to
       affiliates                               $    37,816        $    38,643


7.       SUBORDINATED NOTES PAYABLE TO AFFILIATES

         Subordinated notes (including accrued interest of $2,659,000) payable to affiliates totaled $55,119,000 at interest rates ranging from 8% to 9.5% at December 31, 2000, and require principal payments of $3,000,000 in 2001, $29,060,000 in 2002 and $20,400,000 in 2003.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE

         The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference. This exposure was reinsured on approximately 26% of the reserves as of December 31, 2000. The Company does not expect its obligations under these guarantees to have a material impact on the Company's financial condition or results of operations.

         Certain of the Company's variable annuities provide for a Guaranteed Minimum Income Benefit in the form of guaranteed benefit payout upon annuitization. All of the annuitization benefit at risk has been reinsured as of December 31, 2000.

         The business which was assumed from MBL Life as part of the Acquisition is subject to existing reinsurance ceded agreements. At December 31, 1998, the maximum retention on any single life was $2,000,000, and a total credit of $5,057,000 was taken against the life insurance reserves, representing predominantly yearly renewable term reinsurance. In order to limit even further the exposure to loss on any single insured and to recover an additional portion of the benefits paid over such limits, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. At December 31, 2000, a total reserve credit of $4,160,000 was taken against the life insurance reserves. With respect to these coinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

         On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. The transaction is accounted for as reinsurance for statutory reporting purposes. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. The cost of this program, which amounted to $12,026,000 for the year ended December 31, 2000 and $3,621,000 for the year ended December 31, 1999, is classified as General and Administrative Expenses in the Consolidated Statement of Income.

         On August 11, 1998, the Company entered into a similar modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Cayman), a Cayman Islands Stock life insurance company, effective December 31, 1997. As

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

8.       REINSURANCE (Continued)

         a part of this transaction, the Company received cash amounting to approximately $188,700,000, and recorded a corresponding reduction of DAC related to the coinsured annuities. As payments were made to the reinsurer, the reduction of DAC was relieved. Certain expenses related to this transaction were charged directly to DAC amortization in the income statement. The net effect of this transaction in the income statement was not material.

         On December 31, 1998, the Company recaptured this business. As part of this recapture, the Company paid cash of $170,436,000 and recorded an increase in DAC of $167,202,000 with the balance of $3,234,000 being recorded as DAC amortization in the income statement.

9.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company has entered into six agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2000 is $925,000,000. Related to each of these agreements are participation agreements with the Company's Parent, under which the Parent will share in $460,100,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Management does not anticipate any material future losses with respect to these commitments.

         In the ordinary course of business, the Company is obligated to purchase approximately $86,000,000 of asset backed securities as of December 31, 2000.

         The Company is involved in various kinds of litigation common to its businesses. These cases are in various stages of development and, based on reports of counsel, management believes that provisions made for potential losses relating to such litigation are adequate and any further liabilities and costs will not have a material adverse impact upon the Company's financial position, results of operations or cash flows.

         The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

         The Company's current  financial strength rating from Moody's is based

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

9.       COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

         in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the support agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

         American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2000 and 1999, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                     Years Ended December 31,
                                    ---------------------------     Three Months Ended      Year Ended
                                      2000              1999        December 31, 1998  September 30, 1998
                                    ---------         ---------     -----------------  ------------------
                                                               (In thousands)
ADDITIONAL PAID-IN
    CAPITAL:

    Beginning balances              $ 493,010         $ 378,674         $ 308,674         $ 308,674
    Reclassification of
       Note by the Parent                --             170,436              --                --
    Return of capital                    --            (170,500)             --                --
    Capital contributions
       received                          --             114,250            70,000              --
    Contribution of
       partnership
       investment                        --                 150              --                --
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 493,010         $ 493,010         $ 378,674         $ 308,674
                                    =========         =========         =========         =========
RETAINED EARNINGS:

    Beginning balances              $ 551,158         $ 366,460         $ 332,069         $ 244,628
    Net income                        215,572           184,698            34,391           138,641
    Dividends paid                    (69,000)             --                --             (51,200)
                                    ---------         ---------         ---------         ---------
Ending balances                     $ 697,730         $ 551,158         $ 366,460         $ 332,069
                                    =========         =========         =========         =========
ACCUMULATED OTHER
    COMPREHENSIVE INCOME
    (LOSS):

       Beginning balances           $(112,553)        $  (1,619)        $   8,415         $  18,405
       Change in net
          unrealized gains
          (losses) on debt
          securities
          available for sale           79,891          (198,659)          (23,791)          (23,818)
       Change in net
          unrealized gains
          (losses) on equity
          securities
          available for sale              (27)              (10)              (44)             (950)
       Change in adjustment
          to deferred
          acquisition costs            (7,600)           28,000             8,400             9,400
       Tax effects of net
          changes                     (25,293)           59,735             5,401             5,378
                                    ---------         ---------         ---------         ---------
Ending balances                     $ (65,582)        $(112,553)        $  (1,619)        $   8,415
                                    =========         =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

10.      SHAREHOLDER'S EQUITY (Continued)

         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations less equity in undistributed income or loss of subsidiaries included in net investment income if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Dividends of $69,000,000 and $51,200,000 were paid on March 1, 2000 and June 4,
         1998, respectively. No dividends were paid in the year ended December 31, 1999 or the three months ended December 31, 1998.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income for the years ended December 31, 2000 and 1999 was approximately $168,367,000 and $261,539,000, respectively. The statutory net loss for the year ended December 31, 1998 was $98,766,000. The Company's statutory capital and surplus totaled approximately $719,946,000 at December 31, 2000 and $694,621,000 at December 31, 1999.

         In 1998, the NAIC adopted the codification of statutory accounting principles ("Codification") which replaced the current Accounting Practices and Procedures Manual as the NAIC's primary guidance on statutory accounting, effective January 1, 2001. Codification changes prescribed statutory accounting practices and will result in changes to the accounting practices that the company uses to prepare its statutory basis financial statements. Codification has been adopted by all fifty states as the prescribed basis of accounting, including Arizona. The impact of Codification on the Company's statutory surplus has not yet been determined.

         On June 30, 1999, the Parent cancelled the Company's surplus note payable of $170,436,000 and funds received were reclassified to Additional Paid-in Capital in the accompanying consolidated balance sheet. On September 9, 1999, the Company paid $170,500,000 to its Parent as a return of capital. On September 14, 1999 and October 25, 1999, the Parent contributed additional capital to the Company in the amounts of $54,250,000 and $60,000,000, respectively. Also on December 31, 1999, the Parent made a $150,000 contribution of partnership investments to the Company.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES

         The components of the provisions for federal income taxes on pretax income consist of the following:

                                     Net Realized
                                      Investment
                                    Gains (Losses)     Operations           Total
                                    --------------     ----------         ---------
                                                      (In thousands)
YEAR ENDED DECEMBER 31, 2000:

Currently payable                     $   2,791         $  (8,473)        $  (5,682)
Deferred                                 (8,103)          122,230           114,127
                                      ---------         ---------         ---------

Total income tax expense              $  (5,312)        $ 113,757         $ 108,445
                                      =========         =========         =========



YEAR ENDED DECEMBER 31, 1999:

Currently payable                     $   6,846         $ 196,192         $ 203,038
Deferred                                (13,713)          (86,300)         (100,013)
                                      ---------         ---------         ---------
    Total income tax expense
      (benefit)                       $  (6,867)        $ 109,892         $ 103,025
                                      =========         =========         =========



THREE MONTHS ENDED DECEMBER
31, 1998:

Currently payable                     $     740         $   3,421         $   4,161
Deferred                                   (620)           16,565            15,945
                                      ---------         ---------         ---------
    Total income tax expense          $     120         $  19,986         $  20,106
                                      =========         =========         =========

YEAR ENDED SEPTEMBER 30, 1998:
Currently payable                     $   4,221         $  32,743         $  36,964
Deferred                                   (550)           34,637            34,087
                                      ---------         ---------         ---------
    Total income tax expense          $   3,671         $  67,380         $  71,051
                                      =========         =========         =========

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                      Years Ended December 31,       Three Months Ended     Year Ended
                                       2000              1999         December 31, 1998  September 30, 1998
                                     ---------         ---------     ------------------  ------------------
                                                               (In thousands)
Amount computed at
    statutory rate                   $ 113,406         $ 100,703         $  19,074         $  73,392
Increases (decreases)
    resulting from:
       Amortization of
          differences between
          book and tax bases
          of net assets
          acquired                         597               609               146               460
       State income taxes,
          net of federal tax
          benefit                        9,718             7,231             1,183             5,530
       Dividends-received
          deduction                    (10,900)           (3,618)             (345)           (7,254)
       Tax credits                      (2,382)           (1,346)                             (1,296)
       Other, net                       (1,994)             (554)               48               219
                                     ---------         ---------         ---------         ---------
       Total income tax
          expense                    $ 108,445         $ 103,025         $  20,106         $  71,051
                                     =========         =========         =========         =========

         For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a memorandum policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,300,000 at December 31, 2000. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

11.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for Deferred Income Taxes are as follows:

                                                        December 31,      December 31,
                                                           2000               1999
                                                        ------------      ------------
                                                               (In thousands)
         DEFERRED TAX LIABILITIES:
         Investments                                     $  18,738         $  23,208
         Deferred acquisition costs                        317,995           272,697
         State income taxes                                  9,640             5,203
         Other liabilities                                  55,101            18,658
                                                         ---------         ---------
         Total deferred tax liabilities                    401,474           319,766
                                                         ---------         ---------

         DEFERRED TAX ASSETS:
         Contractholder reserves                          (247,591)         (261,781)
         Guaranty fund assessments                          (3,610)           (2,454)
         Deferred income                                   (28,982)          (48,371)
         Net unrealized losses on debt and equity
             securities available for sale                 (35,313)          (60,605)
                                                         ---------         ---------
         Total deferred tax assets                        (315,496)         (373,211)
                                                         ---------         ---------
         Deferred income taxes                           $  85,978         $ (53,445)
                                                         =========         =========

12       RELATED-PARTY MATTERS

         The Company pays commissions to five affiliated companies: SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; and Spelman & Co. Inc. Commissions paid to these broker-dealers totaled $44,584,000 in the year ended December 31, 2000, $37,435,000 in the year ended December 31, 1999, $6,977,000 in the three months ended December 31, 1998 and $32,946,000 in the year ended September 30, 1998. These broker-dealers, when combined with the Company's wholly owned broker-dealer, distribute a significant portion of the Company's products, amounting to approximately 33.8%, 35.6%, 35.6% and 33.6% of premiums for each of the respective periods.

         The Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and SunAmerica, an indirect parent. Amounts paid for such services totaled $132,034,000 for the year ended December 31, 2000, $105,059,000 for the year ended December 31, 1999, $21,593,000 for the three months ended December 31, 1998 and $84,975,000 for the year ended September 30, 1998. The marketing component of such costs during these periods amounted to $61,954,000, $53,385,000, $9,906,000 and $39,482,000,
         respectively, and are deferred and amortized as part of Deferred Acquisition Costs. The other components of such costs are included in General and Administrative Expenses in the income statement.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

12.      RELATED-PARTY MATTERS (Continued)

         At December 31, 2000, the Company held no investments issued by any of its affiliates. At December 31, 1999, the Company held bonds with a fair value of $50,000 which were issued by its affiliate, International Lease Finance Corp. The amortized cost of these bonds is equal to the fair value.

         During the year ended December 31, 2000, FSA transferred $16,741,000 of cash to the Company related to policy enhancements of the New York Business from the Acquisition (see Note 4).

         During the year ended December 31, 2000, the Company transferred $20,055,000 of cash to the Parent as a result of policy enhancements granted to annuity policyholders who converted their MBL Life policies to policies of the Parent (see Note 4).

         During the year ended December 31, 2000, the Company sold various invested assets from the Parent for cash equal to their current market value of $6,362,000.

         During the year ended December 31, 1999, the Company transferred short-term investments and bonds to FSA with an aggregate fair value of $634,596,000 as part of the transfer of the New York Business from the Acquisition (See Note 4). The Company recorded a net realized loss of $5,144,000 on the transfer of these assets.

         During the year ended December 31, 1999, the Company purchased certain invested assets from SunAmerica for cash equal to their current market value of $161,159,000.

         During the year ended September 30, 1998, the Company sold various invested assets to SunAmerica for cash equal to their current market value of $64,431,000. The Company recorded a net gain aggregating $16,388,000 on such transactions.

         During the year ended September 30, 1998, the Company purchased certain invested assets from SunAmerica, the Parent and CalAmerica Life Insurance Company, a wholly-owned subsidiary of the Parent that has since merged into the Parent, for cash equal to their current market value which aggregated $20,666,000, $10,468,000 and $61,000, respectively.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS

         The Company has three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2 - Summary of Significant Accounting Policies. The Company evaluates performance and allocates reserves based on profit or loss from operations before income taxes. There were no intersegment revenues during all periods presented. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the annuity operations segment and allocates depreciation of such assets to the annuity operations segment.

         Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 16.9% of sales in the year ended December 31, 2000, 12.0% of sales in the year ended December 31, 1999, 14.7% in the three months ended December 31, 1998 and 16.8% in the year ended September 30, 1998. No other independent selling organization was responsible for 10% of sales for any such period. There was no single independent selling organization that accounted for 10% of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives do not compose a material percentage of total revenues in the broker-dealer operations.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

         Summarized data for the Company's business segments follow:

                                                           Asset              Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations             Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 2000:

Investment income                  $    388,368         $      9,800         $      1,187         $    399,355
Interest expense                       (260,709)              (3,784)                (360)            (264,853)
                                   ------------         ------------         ------------         ------------
Net investment income                   127,659                6,016                  827              134,502
Net realized investment
    losses                              (15,177)                --                   --                (15,177)
Total fee income                        430,489               99,567               60,743              590,799
General and
    administrative expenses             (95,303)             (44,266)             (32,058)            (171,627)
Amortization of deferred               (125,035)             (32,972)                --               (158,007)
    acquisition costs
Annual commissions                      (56,473)                --                   --                (56,473)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    266,160         $     28,345         $     29,512         $    324,017
                                   ============         ============         ============         ============
Total assets                       $ 26,908,888         $    199,075         $     81,515         $ 27,189,478
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        454         $      1,600         $      2,054
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management             Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
DECEMBER 31, 1999:

Investment income                  $    505,962         $      9,072         $        967         $    516,001
Interest expense                       (354,263)              (3,085)                (389)            (357,737)
                                   ------------         ------------         ------------         ------------
Net investment income                   151,699                5,987                  578              158,264
Net realized investment
    losses                              (19,620)                --                   --                (19,620)
Total fee income                        349,066               55,885               48,411              453,362
General and
    administrative expenses             (93,449)             (24,856)             (28,378)            (146,683)
Amortization of deferred
    acquisition costs                   (94,910)             (21,930)                --               (116,840)
Annual commissions                      (40,760)                --                   --                (40,760)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    252,026         $     15,086         $     20,611         $    287,723
                                   ============         ============         ============         ============
Total assets                       $ 26,649,310         $    150,966         $     74,218         $ 26,874,494
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $      2,271         $      2,728         $      4,999
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                      Annuity            Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
THREE MONTHS ENDED
DECEMBER 31, 1998:

Investment income                  $     52,424         $        971         $        158         $     53,553
Interest expense                        (26,842)                (752)                (101)             (27,695)
                                   ------------         ------------         ------------         ------------
Net investment income                    25,582                  219                   57               25,858
Net realized investment
    gains (losses)                         (238)                 509                 --                    271
Total fee income                         60,876               11,333               11,121               83,330
General and
    administrative expenses              (9,363)              (5,171)              (6,734)             (21,268)
Amortization of deferred
    acquisition costs                   (23,111)              (3,959)                --                (27,070)
Annual commissions                       (6,624)                --                   --                 (6,624)
                                   ------------         ------------         ------------         ------------
Pretax income                      $     47,122         $      2,931         $      4,444         $     54,497
                                   ============         ============         ============         ============
Total assets                       $ 22,982,323         $    104,473         $     59,537         $ 23,146,333
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        308         $      1,005         $      1,313
                                   ============         ============         ============         ============

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

13.      BUSINESS SEGMENTS (Continued)

                                                           Asset               Broker-
                                     Annuity             Management            Dealer
                                    Operations           Operations           Operations              Total
                                   ------------         ------------         ------------         ------------
                                                                  (In thousands)
YEAR ENDED
SEPTEMBER 30, 1998:

Investment income                  $    214,871         $      2,839         $      1,083         $    218,793
Interest expense                       (131,980)              (2,709)                (405)            (135,094)
                                   ------------         ------------         ------------         ------------
Net investment income                    82,891                  130                  678               83,699
Net realized investment
    gains (losses)                       19,615                 (133)                --                 19,482
Total fee income                        207,450               36,632               46,280              290,362
General and
    administrative expenses             (49,732)             (18,640)             (24,557)             (92,929)
Amortization of deferred
    acquisition costs                   (58,833)             (13,880)                --                (72,713)
Annual commissions                      (18,209)                --                   --                (18,209)
                                   ------------         ------------         ------------         ------------
Pretax income                      $    183,182         $      4,109         $     22,401         $    209,692
                                   ============         ============         ============         ============
Total assets                       $ 14,389,922         $    104,476         $     55,870         $ 14,550,268
                                   ============         ============         ============         ============
Expenditures for long-
    lived assets                   $       --           $        205         $      5,289         $      5,494
                                   ============         ============         ============         ============

                          VARIABLE ANNUITY ACCOUNT FOUR

                                       OF

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2000

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of Anchor National Life Insurance Company and the Contractholders of its separate account, Variable Annuity Account Four


In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Four, a separate account of Anchor National Life Insurance Company (the "Separate Account") at December 31, 2000, the results of each of their operations for the year then ended, and the changes in each of their net assets for the year ended December 31, 2000, for the three months ended December 31, 1999, and for the year ended September 30, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Woodland Hills, California
March 2, 2001

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000


                                                                Government
                                                    Capital            and                       Natural     Aggressive
                                               Appreciation   Quality Bond         Growth      Resources         Growth
                                                  Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                               ------------   ------------   ------------   ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $ 89,330,796   $ 34,939,423   $ 48,830,478   $  4,049,075   $          0
     Investments in SunAmerica Series Trust,
        at market value                                   0              0              0              0     37,795,519

Liabilities                                               0              0              0              0              0
                                               ------------   ------------   ------------   ------------   ------------

Net Assets                                     $ 89,330,796   $ 34,939,423   $ 48,830,478   $  4,049,075   $ 37,795,519
                                               ============   ============   ============   ============   ============


Accumulation units outstanding                    2,271,452      2,400,153      1,536,284        275,147      1,863,260
                                               ============   ============   ============   ============   ============

Unit value of accumulation units               $      39.34   $      14.56   $      31.78   $      14.71   $      20.28
                                               ============   ============   ============   ============   ============





                                                   Alliance          Asset
                                                     Growth     Allocation
                                                  Portfolio      Portfolio
                                               ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                         141,786,330     32,095,911

Liabilities                                               0              0
                                               ------------   ------------

Net Assets                                     $141,786,330   $ 32,095,911
                                               ============   ============


Accumulation units outstanding                    3,681,824      1,650,332
                                               ============   ============

Unit value of accumulation units               $      38.51   $      19.45
                                               ============   ============




      See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)


                                                       Cash      Corporate  Davis Venture      "Dogs" of      Federated
                                                 Management           Bond          Value    Wall Street          Value
                                                  Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                               ------------   ------------  -------------   ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0   $          0   $          0   $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                         208,696,070     14,044,957    134,152,464      6,550,131     19,770,397

Liabilities                                               0              0              0              0              0
                                               ------------   ------------   ------------   ------------   ------------

Net Assets                                     $208,696,070   $ 14,044,957   $134,152,464   $  6,550,131   $ 19,770,397
                                               ============   ============   ============   ============   ============


Accumulation units outstanding                   16,309,364      1,064,255      4,463,968        717,936      1,161,002
                                               ============   ============   ============   ============   ============

Unit value of accumulation units               $      12.79   $      13.20   $      30.05   $       9.12   $      17.03
                                               ============   ============   ============   ============   ============




                                                     Global         Global
                                                       Bond       Equities
                                                  Portfolio      Portfolio
                                               ------------   ------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $          0   $          0
     Investments in SunAmerica Series Trust,
        at market value                           6,357,227     31,912,474

Liabilities                                               0              0
                                               ------------   ------------

Net Assets                                     $  6,357,227   $ 31,912,474
                                               ============   ============


Accumulation units outstanding                      419,379      1,474,898
                                               ============   ============

Unit value of accumulation units               $      15.16   $      21.65
                                               ============   ============


      See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000
                                   (Continued)

                                                                                  International
                                                      Growth-       High-Yield      Diversified       SunAmerica          Telecom
                                                       Income             Bond         Equities         Balanced          Utility
                                                    Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                               --------------   --------------   --------------   --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $            0   $            0   $            0   $            0
     Investments in SunAmerica Series Trust,
        at market value                           128,577,363       15,277,732       30,224,260       51,784,608       10,449,885

Liabilities                                                 0                0                0                0                0
                                               --------------   --------------   --------------   --------------   --------------

Net Assets                                     $  128,577,363   $   15,277,732   $   30,224,260   $   51,784,608   $   10,449,885
                                               ==============   ==============   ==============   ==============   ==============


Accumulation units outstanding                      3,966,323        1,150,554        2,232,319        2,948,892          771,945
                                               ==============   ==============   ==============   ==============   ==============

Unit value of accumulation units               $        32.42   $        13.28   $        13.61   $        17.56   $        13.54
                                               ==============   ==============   ==============   ==============   ==============



                                                    Worldwide
                                                  High Income
                                                    Portfolio            TOTAL
                                               --------------   --------------
Assets:
     Investments in Anchor Series Trust,
         at market value                       $            0   $  177,149,772
     Investments in SunAmerica Series Trust,
        at market value                             5,087,425      874,562,753

Liabilities                                                 0                0
                                               --------------   --------------

Net Assets                                     $    5,087,425   $1,051,712,525
                                               ==============   ==============


Accumulation units outstanding                        339,059
                                               ==============

Unit value of accumulation units               $        15.00
                                               ==============




                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2000


                                                                             Market Value             Market
Variable Accounts                                              Shares           Per Share              Value                Cost
------------------------------------------             --------------      --------------     --------------      --------------
ANCHOR SERIES TRUST:
     Capital Appreciation Portfolio                         1,883,181      $       47.44      $   89,330,796      $   93,659,371
     Government and Quality Bond Portfolio                  2,418,060              14.45          34,939,423          34,036,455
     Growth Portfolio                                       1,418,773              34.42          48,830,478          51,571,970
     Natural Resources Portfolio                              210,453              19.24           4,049,075           3,629,018
                                                                                              --------------      --------------
                                                                                                 177,149,772         182,896,814
                                                                                              --------------      --------------
SUNAMERICA SERIES TRUST:
     Aggressive Growth Porfolio                             2,083,632              18.14          37,795,519          44,918,797
     Alliance Growth Portfolio                              5,346,404              26.52         141,786,330         171,780,337
     Asset Allocation Portfolio                             2,258,916              14.21          32,095,911          34,306,219
     Cash Management Portfolio                             18,825,964              11.09         208,696,070         208,177,902
     Corporate Bond Portfolio                               1,288,557              10.90          14,044,957          14,680,322
     Davis Venture Value Portfolio                          4,642,497              28.90         134,152,464         116,552,204
     "Dogs" of Wall Street Portfolio                          738,960               8.86           6,550,131           6,836,191
     Federated Value Portfolio                              1,223,353              16.16          19,770,397          19,468,882
     Global Bond Portfolio                                    573,703              11.08           6,357,227           6,445,898
     Global Equities Portfolio                              1,931,879              16.52          31,912,474          32,702,976
     Growth-Income Portfolio                                4,555,572              28.22         128,577,363         123,001,404
     High-Yield Bond Portfolio                              1,801,800               8.48          15,277,732          18,696,849
     International Diversified Equities Portfolio           2,779,750              10.87          30,224,260          29,520,819
     SunAmerica Balanced Portfolio                          2,961,088              17.49          51,784,608          49,523,733
     Utility Portfolio                                        834,048              12.53          10,449,885          11,627,138
     Worldwide High Income Portfolio                          555,241               9.16           5,087,425           6,210,926
                                                                                              --------------      --------------
                                                                                                 874,562,753         894,450,597
                                                                                              --------------      --------------
                                                                                              $1,051,712,525      $1,077,347,411
                                                                                              ==============      ==============



                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000

                                                                                 Government
                                                                   Capital              and                           Natural
                                                              Appreciation     Quality Bond           Growth        Resources
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                             -------------    -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions               $  10,789,854    $   1,454,394    $   5,391,361    $      32,416
                                                             -------------    -------------    -------------    -------------
         Total investment income                                10,789,854        1,454,394        5,391,361           32,416
                                                             -------------    -------------    -------------    -------------

Expenses:
     Mortality risk charge                                        (917,000)        (263,116)        (413,987)         (31,464)
     Guaranteed death benefit                                     (122,267)         (35,082)         (55,198)          (4,195)
     Expense risk charge                                          (356,611)        (102,323)        (160,995)         (12,236)
     Distribution expense charge                                  (152,833)         (43,853)         (68,997)          (5,244)
                                                             -------------    -------------    -------------    -------------
         Total expenses                                         (1,548,711)        (444,374)        (699,177)         (53,139)
                                                             -------------    -------------    -------------    -------------

Net investment income (loss)                                     9,241,143        1,010,020        4,692,184          (20,723)
                                                             -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                 870,038,072       15,293,188       22,950,327        8,468,154
     Cost of shares sold                                      (868,217,266)     (15,434,370)     (21,572,238)      (8,276,835)
                                                             -------------    -------------    -------------    -------------

Net realized gains (losses) from
    securities transactions                                      1,820,806         (141,182)       1,378,089          191,319
                                                             -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                        16,318,146       (1,084,709)       5,730,503          158,919
     End of period                                              (4,328,575)         902,968       (2,741,492)         420,057
                                                             -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                              (20,646,721)       1,987,677       (8,471,995)         261,138
                                                             -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations            $  (9,584,772)   $   2,856,515    $  (2,401,722)   $     431,734
                                                             =============    =============    =============    =============





                                                                 Aggressive        Alliance             Asset
                                                                     Growth          Growth        Allocation
                                                                  Portfolio       Portfolio         Portfolio
                                                              -------------    -------------    -------------
Investment income:
     Dividends and capital gains distributions                $   3,912,423    $  22,541,504    $   1,632,140
                                                              -------------    -------------    -------------
         Total investment income                                  3,912,423       22,541,504        1,632,140
                                                              -------------    -------------    -------------

Expenses:
     Mortality risk charge                                         (358,803)      (1,463,055)        (299,172)
     Guaranteed death benefit                                       (47,840)        (195,074)         (39,890)
     Expense risk charge                                           (139,534)        (568,966)        (116,345)
     Distribution expense charge                                    (59,801)        (243,842)         (49,862)
                                                              -------------    -------------    -------------
         Total expenses                                            (605,978)      (2,470,937)        (505,269)
                                                              -------------    -------------    -------------

Net investment income (loss)                                      3,306,445       20,070,567        1,126,871
                                                              -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
     Proceeds from shares sold                                  125,315,184       59,204,668        4,851,512
     Cost of shares sold                                       (124,174,741)     (54,664,226)      (4,978,362)
                                                              -------------    -------------    -------------

Net realized gains (losses) from
    securities transactions                                       1,140,443        4,540,442         (126,850)
                                                              -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
     Beginning of period                                          6,330,384       32,892,963         (557,686)
     End of period                                               (7,123,278)     (29,994,007)      (2,210,308)
                                                              -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                               (13,453,662)     (62,886,970)      (1,652,622)
                                                              -------------    -------------    -------------

Increase (decrease) in net assets from operations             $  (9,006,774)   $ (38,275,961)   $    (652,601)
                                                              =============    =============    =============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000
                                   (Continued)

                                                                 Cash           Corporate      Davis Venture          "Dogs" of
                                                           Management                Bond              Value        Wall Street
                                                            Portfolio           Portfolio          Portfolio          Portfolio
                                                       ---------------    ---------------    ---------------    ---------------
Investment income:
     Dividends and capital gains distributions         $     6,130,265    $       907,115    $     1,788,799    $       237,863
                                                       ---------------    ---------------    ---------------    ---------------
         Total investment income                             6,130,265            907,115          1,788,799            237,863
                                                       ---------------    ---------------    ---------------    ---------------

Expenses:
     Mortality risk charge                                    (894,167)          (122,628)        (1,086,240)           (61,011)
     Guaranteed death benefit                                 (119,222)           (16,350)          (144,832)            (8,135)
     Expense risk charge                                      (347,732)           (47,689)          (422,427)           (23,727)
     Distribution expense charge                              (149,028)           (20,438)          (181,039)           (10,168)
                                                       ---------------    ---------------    ---------------    ---------------
         Total expenses                                     (1,510,149)          (207,105)        (1,834,538)          (103,041)
                                                       ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                                 4,620,116            700,010            (45,739)           134,822
                                                       ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                           3,488,124,412          3,717,113         49,039,835          5,703,427
     Cost of shares sold                                (3,488,699,832)        (3,845,943)       (42,209,433)        (6,569,109)
                                                       ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from
    securities transactions                                   (575,420)          (128,830)         6,830,402           (865,682)
                                                       ---------------    ---------------    ---------------    ---------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                       175,499           (523,700)        16,472,018           (658,648)
     End of period                                             518,168           (635,365)        17,600,260           (286,060)
                                                       ---------------    ---------------    ---------------    ---------------

Change in net unrealized appreciation
    (depreciation) of investments                              342,669           (111,665)         1,128,242            372,588
                                                       ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets from operations      $     4,387,365    $       459,515    $     7,912,905    $      (358,272)
                                                       ===============    ===============    ===============    ===============




                                                            Federated              Global             Global
                                                                Value                Bond           Equities
                                                            Portfolio           Portfolio          Portfolio
                                                       ---------------    ---------------    ---------------
Investment income:
     Dividends and capital gains distributions         $       825,252    $       379,607    $     2,698,368
                                                       ---------------    ---------------    ---------------
         Total investment income                               825,252            379,607          2,698,368
                                                       ---------------    ---------------    ---------------

Expenses:
     Mortality risk charge                                    (160,052)           (51,244)          (362,102)
     Guaranteed death benefit                                  (21,340)            (6,833)           (48,280)
     Expense risk charge                                       (62,242)           (19,928)          (140,817)
     Distribution expense charge                               (26,676)            (8,541)           (60,350)
                                                       ---------------    ---------------    ---------------
         Total expenses                                       (270,310)           (86,546)          (611,549)
                                                       ---------------    ---------------    ---------------

Net investment income (loss)                                   554,942            293,061          2,086,819
                                                       ---------------    ---------------    ---------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                               8,353,895          1,344,260        687,376,284
     Cost of shares sold                                    (8,311,587)        (1,387,465)      (687,774,136)
                                                       ---------------    ---------------    ---------------

Net realized gains (losses) from
    securities transactions                                     42,308            (43,205)          (397,852)
                                                       ---------------    ---------------    ---------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                       859,210           (262,420)         2,860,793
     End of period                                             301,515            (88,671)          (790,502)
                                                       ---------------    ---------------    ---------------

Change in net unrealized appreciation
    (depreciation) of investments                             (557,695)           173,749         (3,651,295)
                                                       ---------------    ---------------    ---------------

Increase (decrease) in net assets from operations      $        39,555    $       423,605    $    (1,962,328)
                                                       ===============    ===============    ===============



      See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000
                                   (Continued)

                                                                                            International
                                                            Growth-         High-Yield        Diversified         SunAmerica
                                                             Income               Bond           Equities           Balanced
                                                          Portfolio          Portfolio          Portfolio          Portfolio
                                                    ---------------    ---------------    ---------------    ---------------
Investment income:
     Dividends and capital gains distributions      $     7,407,748    $     1,833,781    $     5,179,542    $       897,878
                                                    ---------------    ---------------    ---------------    ---------------
         Total investment income                          7,407,748          1,833,781          5,179,542            897,878
                                                    ---------------    ---------------    ---------------    ---------------

Expenses:
     Mortality risk charge                               (1,204,368)          (149,905)          (500,136)          (474,926)
     Guaranteed death benefit                              (160,582)           (19,987)           (66,685)           (63,324)
     Expense risk charge                                   (468,365)           (58,296)          (194,498)          (184,694)
     Distribution expense charge                           (200,728)           (24,985)           (83,356)           (79,154)
                                                    ---------------    ---------------    ---------------    ---------------
         Total expenses                                  (2,034,043)          (253,173)          (844,675)          (802,098)
                                                    ---------------    ---------------    ---------------    ---------------

Net investment income (loss)                              5,373,705          1,580,608          4,334,867             95,780
                                                    ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                           22,884,900         11,556,999      2,757,060,027          5,941,303
     Cost of shares sold                                (18,939,643)       (12,741,258)    (2,752,801,925)        (5,008,059)
                                                    ---------------    ---------------    ---------------    ---------------

Net realized gains (losses) from
    securities transactions                               3,945,257         (1,184,259)         4,258,102            933,244
                                                    ---------------    ---------------    ---------------    ---------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                 29,310,461         (1,218,711)         2,458,873          9,357,524
     End of period                                        5,575,959         (3,419,117)           703,441          2,260,875
                                                    ---------------    ---------------    ---------------    ---------------

Change in net unrealized appreciation
    (depreciation) of investments                       (23,734,502)        (2,200,406)        (1,755,432)        (7,096,649)
                                                    ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets from operations   $   (14,415,540)   $    (1,804,057)   $     6,837,537    $    (6,067,625)
                                                    ===============    ===============    ===============    ===============




                                                            Telecom          Worldwide
                                                            Utility        High Income
                                                          Portfolio          Portfolio              TOTAL
                                                    ---------------    ---------------    ---------------
Investment income:
     Dividends and capital gains distributions      $       448,824    $       626,605    $    75,115,739
                                                    ---------------    ---------------    ---------------
         Total investment income                            448,824            626,605         75,115,739
                                                    ---------------    ---------------    ---------------

Expenses:
     Mortality risk charge                                  (96,813)           (49,861)        (8,960,050)
     Guaranteed death benefit                               (12,909)            (6,648)        (1,194,673)
     Expense risk charge                                    (37,650)           (19,390)        (3,484,465)
     Distribution expense charge                            (16,136)            (8,310)        (1,493,341)
                                                    ---------------    ---------------    ---------------
         Total expenses                                    (163,508)           (84,209)       (15,132,529)
                                                    ---------------    ---------------    ---------------

Net investment income (loss)                                285,316            542,396         59,983,210
                                                    ---------------    ---------------    ---------------

Net realized gains (losses) from securities
    transactions:
     Proceeds from shares sold                            3,197,828          2,330,357      8,152,751,745
     Cost of shares sold                                 (3,140,128)        (2,536,171)    (8,131,282,727)
                                                    ---------------    ---------------    ---------------

Net realized gains (losses) from
    securities transactions                                  57,700           (205,814)        21,469,018
                                                    ---------------    ---------------    ---------------

Net unrealized appreciation (depreciation)
    of investments:
     Beginning of period                                    274,987           (545,763)       118,348,643
     End of period                                       (1,177,253)        (1,123,501)       (25,634,886)
                                                    ---------------    ---------------    ---------------

Change in net unrealized appreciation
    (depreciation) of investments                        (1,452,240)          (577,738)      (143,983,529)
                                                    ---------------    ---------------    ---------------

Increase (decrease) in net assets from operations   $    (1,109,224)   $      (241,156)   $   (62,531,301)
                                                    ===============    ===============    ===============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2000

                                                                 Government
                                                   Capital              and                           Natural       Aggressive
                                              Appreciation     Quality Bond           Growth        Resources           Growth
                                                 Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                             -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   9,241,143    $   1,010,020    $   4,692,184    $     (20,723)   $   3,306,445
     Net realized gains (losses) from
         securities transactions                 1,820,806         (141,182)       1,378,089          191,319        1,140,443
     Change in net unrealized appreciation
         (depreciation) of investments         (20,646,721)       1,987,677       (8,471,995)         261,138      (13,453,662)
                                             -------------    -------------    -------------    -------------    -------------

         Increase (decrease) in net assets
             from operations                    (9,584,772)       2,856,515       (2,401,722)         431,734       (9,006,774)
                                             -------------    -------------    -------------    -------------    -------------

From capital transactions:
     Net proceeds from units sold               32,798,545        5,424,341       12,852,156          429,400       12,350,495
     Cost of units redeemed                     (9,756,267)      (3,359,882)      (4,046,200)        (176,387)      (4,835,272)
     Net transfers                              (5,556,847)       5,919,297        5,944,280          955,284       14,309,863
                                             -------------    -------------    -------------    -------------    -------------

         Increase (decrease) in net assets
             from capital transactions          17,485,431        7,983,756       14,750,236        1,208,297       21,825,086
                                             -------------    -------------    -------------    -------------    -------------

Increase (decrease) in net assets                7,900,659       10,840,271       12,348,514        1,640,031       12,818,312
Net assets at beginning of period               81,430,137       24,099,152       36,481,964        2,409,044       24,977,207
                                             -------------    -------------    -------------    -------------    -------------
Net assets at end of period                  $  89,330,796    $  34,939,423    $  48,830,478    $   4,049,075    $  37,795,519
                                             =============    =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                    724,216          395,946          380,553           33,339          491,238
     Units redeemed                               (219,226)        (244,141)        (120,686)         (13,222)        (203,905)
     Units transferred                            (120,053)         433,316          157,711           62,511          548,087
                                             -------------    -------------    -------------    -------------    -------------

Increase (decrease) in units outstanding           384,937          585,121          417,578           82,628          835,420
Beginning units                                  1,886,515        1,815,032        1,118,706          192,519        1,027,840
                                             -------------    -------------    -------------    -------------    -------------

Ending units                                     2,271,452        2,400,153        1,536,284          275,147        1,863,260
                                             =============    =============    =============    =============    =============





                                                  Alliance            Asset
                                                    Growth       Allocation
                                                 Portfolio        Portfolio
                                             -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $  20,070,567    $   1,126,871
     Net realized gains (losses) from
         securities transactions                 4,540,442         (126,850)
     Change in net unrealized appreciation
         (depreciation) of investments         (62,886,970)      (1,652,622)
                                             -------------    -------------

         Increase (decrease) in net assets
             from operations                   (38,275,961)        (652,601)
                                             -------------    -------------

From capital transactions:
     Net proceeds from units sold               38,743,065        4,410,394
     Cost of units redeemed                    (15,846,000)      (3,409,194)
     Net transfers                               7,734,833       (2,205,395)
                                             -------------    -------------

         Increase (decrease) in net assets
             from capital transactions          30,631,898       (1,204,195)
                                             -------------    -------------

Increase (decrease) in net assets               (7,644,063)      (1,856,796)
Net assets at beginning of period              149,430,393       33,952,707
                                             -------------    -------------
Net assets at end of period                  $ 141,786,330    $  32,095,911
                                             =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                    816,966          220,932
     Units redeemed                               (340,086)        (171,884)
     Units transferred                             127,546         (112,523)
                                             -------------    -------------

Increase (decrease) in units outstanding           604,426          (63,475)
Beginning units                                  3,077,398        1,713,807
                                             -------------    -------------

Ending units                                     3,681,824        1,650,332
                                             =============    =============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000
                                   (Continued)

                                                      Cash        Corporate    Davis Venture        "Dogs" of        Federated
                                                Management             Bond            Value      Wall Street            Value
                                                 Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                             -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   4,620,116    $     700,010    $     (45,739)   $     134,822    $     554,942
     Net realized gains (losses) from
         securities transactions                  (575,420)        (128,830)       6,830,402         (865,682)          42,308
     Change in net unrealized appreciation
         (depreciation) of investments             342,669         (111,665)       1,128,242          372,588         (557,695)
                                             -------------    -------------    -------------    -------------    -------------

         Increase (decrease) in net assets
             from operations                     4,387,365          459,515        7,912,905         (358,272)          39,555
                                             -------------    -------------    -------------    -------------    -------------

From capital transactions:
     Net proceeds from units sold               82,962,793        1,979,999       24,087,277          832,005        3,210,211
     Cost of units redeemed                    (15,055,250)      (1,372,576)     (12,190,513)        (683,228)      (1,725,489)
     Net transfers                              77,170,301       (1,319,866)       8,219,353       (3,319,224)         429,771
                                             -------------    -------------    -------------    -------------    -------------

         Increase (decrease) in net assets
             from capital transactions         145,077,844         (712,443)      20,116,117       (3,170,447)       1,914,493
                                             -------------    -------------    -------------    -------------    -------------

Increase (decrease) in net assets              149,465,209         (252,928)      28,029,022       (3,528,719)       1,954,048
Net assets at beginning of period               59,230,861       14,297,885      106,123,442       10,078,850       17,816,349
                                             -------------    -------------    -------------    -------------    -------------
Net assets at end of period                  $ 208,696,070    $  14,044,957    $ 134,152,464    $   6,550,131    $  19,770,397
                                             =============    =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                  6,598,322          153,613          817,144          101,482          195,646
     Units redeemed                             (1,206,066)        (106,795)        (415,204)         (82,805)        (104,817)
     Units transferred                           6,087,698         (102,841)         255,786         (421,906)          15,128
                                             -------------    -------------    -------------    -------------    -------------

Increase (decrease) in units outstanding        11,479,954          (56,023)         657,726         (403,229)         105,957
Beginning units                                  4,829,410        1,120,278        3,806,242        1,121,165        1,055,045
                                             -------------    -------------    -------------    -------------    -------------

Ending units                                    16,309,364        1,064,255        4,463,968          717,936        1,161,002
                                             =============    =============    =============    =============    =============




                                                    Global           Global
                                                      Bond         Equities
                                                 Portfolio        Portfolio
                                             -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     293,061    $   2,086,819
     Net realized gains (losses) from
         securities transactions                   (43,205)        (397,852)
     Change in net unrealized appreciation
         (depreciation) of investments             173,749       (3,651,295)
                                             -------------    -------------

         Increase (decrease) in net assets
             from operations                       423,605       (1,962,328)
                                             -------------    -------------

From capital transactions:
     Net proceeds from units sold                  992,377       10,322,216
     Cost of units redeemed                       (663,784)      (3,226,133)
     Net transfers                                  92,702      (14,845,873)
                                             -------------    -------------

         Increase (decrease) in net assets
             from capital transactions             421,295       (7,749,790)
                                             -------------    -------------

Increase (decrease) in net assets                  844,900       (9,712,118)
Net assets at beginning of period                5,512,327       41,624,592
                                             -------------    -------------
Net assets at end of period                  $   6,357,227    $  31,912,474
                                             =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                     68,834          402,276
     Units redeemed                                (46,050)        (125,353)
     Units transferred                               5,334         (368,838)
                                             -------------    -------------

Increase (decrease) in units outstanding            28,118          (91,915)
Beginning units                                    391,261        1,566,813
                                             -------------    -------------

Ending units                                       419,379        1,474,898
                                             =============    =============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2000
                                   (Continued)

                                                                                    International
                                                     Growth-         High-Yield       Diversified         SunAmerica
                                                      Income               Bond          Equities           Balanced
                                                   Portfolio          Portfolio         Portfolio          Portfolio
                                             ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     5,373,705    $     1,580,608    $     4,334,867    $        95,780
     Net realized gains (losses) from
         securities transactions                   3,945,257         (1,184,259)         4,258,102            933,244
     Change in net unrealized appreciation
         (depreciation) of investments           (23,734,502)        (2,200,406)        (1,755,432)        (7,096,649)
                                             ---------------    ---------------    ---------------    ---------------

         Increase (decrease) in net assets
             from operations                     (14,415,540)        (1,804,057)         6,837,537         (6,067,625)
                                             ---------------    ---------------    ---------------    ---------------

From capital transactions:
     Net proceeds from units sold                 26,918,728          3,185,014         13,298,115         13,817,044
     Cost of units redeemed                      (10,660,463)        (2,210,048)        (3,894,351)        (4,980,052)
     Net transfers                                 8,475,622         (1,164,486)       (38,893,582)           (55,484)
                                             ---------------    ---------------    ---------------    ---------------

         Increase (decrease) in net assets
             from capital transactions            24,733,887           (189,520)       (29,489,818)         8,781,508
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in net assets                 10,318,347         (1,993,577)       (22,652,281)         2,713,883
Net assets at beginning of period                118,259,016         17,271,309         52,876,541         49,070,725
                                             ---------------    ---------------    ---------------    ---------------
Net assets at end of period                  $   128,577,363    $    15,277,732    $    30,224,260    $    51,784,608
                                             ===============    ===============    ===============    ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                      753,307            214,772            910,769            712,687
     Units redeemed                                 (300,778)          (151,123)          (259,126)          (257,626)
     Units transferred                               220,382            (74,301)        (1,549,002)             1,924
                                             ---------------    ---------------    ---------------    ---------------

Increase (decrease) in units outstanding             672,911            (10,652)          (897,359)           456,985
Beginning units                                    3,293,412          1,161,206          3,129,678          2,491,907
                                             ---------------    ---------------    ---------------    ---------------

Ending units                                       3,966,323          1,150,554          2,232,319          2,948,892
                                             ===============    ===============    ===============    ===============





                                                     Telecom          Worldwide
                                                     Utility        High Income
                                                   Portfolio          Portfolio             TOTAL
                                             ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $       285,316    $       542,396    $    59,983,210
     Net realized gains (losses) from
         securities transactions                      57,700           (205,814)        21,469,018
     Change in net unrealized appreciation
         (depreciation) of investments            (1,452,240)          (577,738)      (143,983,529)
                                             ---------------    ---------------    ---------------

         Increase (decrease) in net assets
             from operations                      (1,109,224)          (241,156)       (62,531,301)
                                             ---------------    ---------------    ---------------

From capital transactions:
     Net proceeds from units sold                  2,360,670            900,313        291,875,158
     Cost of units redeemed                       (1,053,521)          (659,979)       (99,804,589)
     Net transfers                                (1,858,653)          (399,432)        59,632,464
                                             ---------------    ---------------    ---------------

         Increase (decrease) in net assets
             from capital transactions              (551,504)          (159,098)       251,703,033
                                             ---------------    ---------------    ---------------

Increase (decrease) in net assets                 (1,660,728)          (400,254)       189,171,732
Net assets at beginning of period                 12,110,613          5,487,679        862,540,793
                                             ---------------    ---------------    ---------------
Net assets at end of period                  $    10,449,885    $     5,087,425    $ 1,051,712,525
                                             ===============    ===============    ===============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                      161,558             57,071         14,210,671
     Units redeemed                                  (71,497)           (42,262)        (4,482,652)
     Units transferred                              (119,875)           (25,369)         5,020,715
                                             ---------------    ---------------    ---------------

Increase (decrease) in units outstanding             (29,814)           (10,560)        14,748,734
Beginning units                                      801,759            349,619         35,949,612
                                             ---------------    ---------------    ---------------

Ending units                                         771,945            339,059         50,698,346
                                             ===============    ===============    ===============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE THREE MONTHS ENDED
                                DECEMBER 31, 1999


                                                                                 Government
                                                                   Capital              and                           Natural
                                                              Appreciation     Quality Bond           Growth        Resources
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                             -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    (238,888)   $     (92,601)   $    (116,411)   $      (9,786)
     Net realized gains (losses) from
         securities transactions                                 6,161,478         (102,512)         308,154          (34,811)
     Change in net unrealized appreciation
         (depreciation) of investments                          15,697,207           48,494        5,285,853          151,072
                                                             -------------    -------------    -------------    -------------

         Increase (decrease) in net assets from operations      21,619,797         (146,619)       5,477,596          106,475
                                                             -------------    -------------    -------------    -------------

From capital transactions:
     Net proceeds from units sold                                3,902,390        1,578,714        2,617,379          114,528
     Cost of units redeemed                                       (975,423)        (586,321)        (653,272)        (179,334)
     Net transfers                                              10,306,154         (165,954)       3,084,213          147,593
                                                             -------------    -------------    -------------    -------------

         Increase in net assets
             from capital transactions                          13,233,121          826,439        5,048,320           82,787
                                                             -------------    -------------    -------------    -------------

Increase (decrease) in net assets                               34,852,918          679,820       10,525,916          189,262
Net assets at beginning of period                               46,577,219       23,419,332       25,956,048        2,219,782
                                                             -------------    -------------    -------------    -------------
Net assets at end of period                                  $  81,430,137    $  24,099,152    $  36,481,964    $   2,409,044
                                                             =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    110,612          118,126           88,490           10,143
     Units redeemed                                                (26,241)         (44,041)         (22,048)         (15,928)
     Units transferred                                             307,559          (11,383)         103,104           10,756
                                                             -------------    -------------    -------------    -------------

Increase in units outstanding                                      391,930           62,702          169,546            4,971
Beginning units                                                  1,494,585        1,752,330          949,160          187,548
                                                             -------------    -------------    -------------    -------------

Ending units                                                     1,886,515        1,815,032        1,118,706          192,519
                                                             =============    =============    =============    =============





                                                                Aggressive         Alliance            Asset
                                                                    Growth           Growth       Allocation
                                                                 Portfolio        Portfolio        Portfolio
                                                             -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $     (71,746)   $    (499,007)   $    (124,931)
     Net realized gains (losses) from
         securities transactions                                 2,407,209        1,277,068          (95,909)
     Change in net unrealized appreciation
         (depreciation) of investments                           6,300,205       24,248,103        3,003,766
                                                             -------------    -------------    -------------

         Increase (decrease) in net assets from operations       8,635,668       25,026,164        2,782,926
                                                             -------------    -------------    -------------

From capital transactions:
     Net proceeds from units sold                                1,282,689        9,162,805        1,045,271
     Cost of units redeemed                                       (388,513)      (3,982,118)        (682,776)
     Net transfers                                               3,162,021        7,557,100         (832,888)
                                                             -------------    -------------    -------------

         Increase in net assets
             from capital transactions                           4,056,197       12,737,787         (470,393)
                                                             -------------    -------------    -------------

Increase (decrease) in net assets                               12,691,865       37,763,951        2,312,533
Net assets at beginning of period                               12,285,342      111,666,442       31,640,174
                                                             -------------    -------------    -------------
Net assets at end of period                                  $  24,977,207    $ 149,430,393    $  33,952,707
                                                             =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     66,102          208,104           54,821
     Units redeemed                                                (18,562)         (90,304)         (35,975)
     Units transferred                                             206,218          175,749          (44,380)
                                                             -------------    -------------    -------------

Increase in units outstanding                                      253,758          293,549          (25,534)
Beginning units                                                    774,082        2,783,849        1,739,341
                                                             -------------    -------------    -------------

Ending units                                                     1,027,840        3,077,398        1,713,807
                                                             =============    =============    =============

                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE THREE MONTHS ENDED
                                DECEMBER 31, 1999
                                   (Continued)


                                                      Cash        Corporate    Davis Venture        "Dogs" of        Federated
                                                Management             Bond            Value      Wall Street            Value
                                                 Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                             -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (241,408)   $     (53,052)   $    (366,315)   $     (37,870)   $     (59,450)
     Net realized gains (losses) from
         securities transactions                   750,348          (78,647)         564,411         (148,356)          34,066
     Change in net unrealized appreciation
         (depreciation) of investments              99,574          107,055        9,899,406         (179,358)         903,243
                                             -------------    -------------    -------------    -------------    -------------

         Increase (decrease) in net assets
             from operations                       608,514          (24,644)      10,097,502         (365,584)         877,859
                                             -------------    -------------    -------------    -------------    -------------

From capital transactions:
     Net proceeds from units sold               16,571,118        1,480,472        5,029,869          415,651        1,379,665
     Cost of units redeemed                     (2,699,071)        (493,044)      (1,967,647)      (1,315,538)        (438,473)
     Net transfers                             (27,398,836)      (1,123,633)       5,982,583          460,889        1,578,013
                                             -------------    -------------    -------------    -------------    -------------

         Increase in net assets
             from capital transactions         (13,526,789)        (136,205)       9,044,805         (438,998)       2,519,205
                                             -------------    -------------    -------------    -------------    -------------

Increase (decrease) in net assets              (12,918,275)        (160,849)      19,142,307         (804,582)       3,397,064
Net assets at beginning of period               72,149,136       14,458,734       86,981,135       10,883,432       14,419,285
                                             -------------    -------------    -------------    -------------    -------------
Net assets at end of period                  $  59,230,861    $  14,297,885    $ 106,123,442    $  10,078,850    $  17,816,349
                                             =============    =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                  1,360,071          115,960          190,400           45,316           84,648
     Units redeemed                               (221,544)         (38,577)         (74,318)        (141,670)         (27,047)
     Units transferred                          (2,249,129)         (88,441)         222,590           53,775           93,804
                                             -------------    -------------    -------------    -------------    -------------

Increase in units outstanding                   (1,110,602)         (11,058)         338,672          (42,579)         151,405
Beginning units                                  5,940,012        1,131,336        3,467,570        1,163,744          903,640
                                             -------------    -------------    -------------    -------------    -------------

Ending units                                     4,829,410        1,120,278        3,806,242        1,121,165        1,055,045
                                             =============    =============    =============    =============    =============




                                                    Global           Global
                                                      Bond         Equities
                                                 Portfolio        Portfolio
                                             -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     (21,590)   $    (108,261)
     Net realized gains (losses) from
         securities transactions                   (70,929)       1,831,757
     Change in net unrealized appreciation
         (depreciation) of investments              93,969        3,288,123
                                             -------------    -------------

         Increase (decrease) in net assets
             from operations                         1,450        5,011,619
                                             -------------    -------------

From capital transactions:
     Net proceeds from units sold                  423,172        1,613,612
     Cost of units redeemed                       (969,557)        (561,439)
     Net transfers                                (169,535)         358,790
                                             -------------    -------------

         Increase in net assets
             from capital transactions            (715,920)       1,410,963
                                             -------------    -------------

Increase (decrease) in net assets                 (714,470)       6,422,582
Net assets at beginning of period                6,226,797       35,202,010
                                             -------------    -------------
Net assets at end of period                  $   5,512,327    $  41,624,592
                                             =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                     30,122           68,715
     Units redeemed                                (68,800)         (23,129)
     Units transferred                             (12,047)        (104,802)
                                             -------------    -------------

Increase in units outstanding                      (50,725)         (59,216)
Beginning units                                    441,986        1,626,029
                                             -------------    -------------

Ending units                                       391,261        1,566,813
                                             =============    =============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                           FOR THE THREE MONTHS ENDED
                                DECEMBER 31, 1999
                                   (Continued)

                                                                                               International
                                                                   Growth-       High-Yield      Diversified       SunAmerica
                                                                    Income             Bond         Equities         Balanced
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                             -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $    (396,360)   $     (62,591)   $    (180,039)   $    (165,540)
     Net realized gains (losses) from
         securities transactions                                   329,864         (141,415)       7,690,340           66,226
     Change in net unrealized appreciation
         (depreciation) of investments                          17,860,496          571,323        2,365,837        6,101,554
                                                             -------------    -------------    -------------    -------------

         Increase (decrease) in net assets from operations      17,794,000          367,317        9,876,138        6,002,240
                                                             -------------    -------------    -------------    -------------

From capital transactions:
     Net proceeds from units sold                                8,143,458        1,340,392        1,545,244        4,280,137
     Cost of units redeemed                                     (2,926,109)        (828,644)        (467,985)        (992,389)
     Net transfers                                               3,722,227          215,026      (15,868,674)         939,679
                                                             -------------    -------------    -------------    -------------

         Increase in net assets
             from capital transactions                           8,939,576          726,774      (14,791,415)       4,227,427
                                                             -------------    -------------    -------------    -------------

Increase (decrease) in net assets                               26,733,576        1,094,091       (4,915,277)      10,229,667
Net assets at beginning of period                               91,525,440       16,177,218       57,791,818       38,841,058
                                                             -------------    -------------    -------------    -------------
Net assets at end of period                                  $ 118,259,016    $  17,271,309    $  52,876,541    $  49,070,725
                                                             =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    248,555           91,172          101,538          235,653
     Units redeemed                                                (90,536)         (56,705)         (30,425)         (54,517)
     Units transferred                                             113,669           14,888         (945,188)          50,427
                                                             -------------    -------------    -------------    -------------

Increase in units outstanding                                      271,688           49,355         (874,075)         231,563
Beginning units                                                  3,021,724        1,111,851        4,003,753        2,260,344
                                                             -------------    -------------    -------------    -------------

Ending units                                                     3,293,412        1,161,206        3,129,678        2,491,907
                                                             =============    =============    =============    =============





                                                                  Telecom        Worldwide
                                                                  Utility      High Income
                                                                Portfolio        Portfolio            TOTAL
                                                            -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $     (46,097)   $     (20,164)   $  (2,912,107)
     Net realized gains (losses) from
         securities transactions                                   42,708          (93,091)      20,697,959
     Change in net unrealized appreciation
         (depreciation) of investments                            354,281          537,979       96,738,182
                                                            -------------    -------------    -------------

         Increase (decrease) in net assets from operations        350,892          424,724      114,524,034
                                                            -------------    -------------    -------------

From capital transactions:
     Net proceeds from units sold                                 920,440          137,410       62,984,416
     Cost of units redeemed                                      (194,218)        (205,529)     (21,507,400)
     Net transfers                                                (33,900)        (209,624)      (8,288,756)
                                                            -------------    -------------    -------------

         Increase in net assets
             from capital transactions                            692,322         (277,743)      33,188,260
                                                            -------------    -------------    -------------

Increase (decrease) in net assets                               1,043,214          146,981      147,712,294
Net assets at beginning of period                              11,067,399        5,340,698      714,828,499
                                                            -------------    -------------    -------------
Net assets at end of period                                 $  12,110,613    $   5,487,679    $ 862,540,793
                                                            =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    61,008            8,990        3,298,546
     Units redeemed                                               (12,813)         (13,505)      (1,106,685)
     Units transferred                                                259          (14,817)      (2,117,389)
                                                            -------------    -------------    -------------

Increase in units outstanding                                      48,454          (19,332)          74,472
Beginning units                                                   753,305          368,951       35,875,140
                                                            -------------    -------------    -------------

Ending units                                                      801,759          349,619       35,949,612
                                                            =============    =============    =============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               SEPTEMBER 30, 1999


                                                                                 Government
                                                                   Capital              and                           Natural
                                                              Appreciation     Quality Bond           Growth        Resources
                                                                 Portfolio        Portfolio        Portfolio        Portfolio
                                                             -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                            $   1,464,146    $     812,039    $   1,443,755    $        (371)
     Net realized gains (losses) from
         securities transactions                                 7,716,588          124,953        1,278,816         (104,993)
     Change in net unrealized appreciation
         (depreciation) of investments                           3,500,320       (1,440,592)       1,276,947          531,762
                                                             -------------    -------------    -------------    -------------

         Increase (decrease) in net assets from operations      12,681,054         (503,600)       3,999,518          426,398
                                                             -------------    -------------    -------------    -------------

From capital transactions:
     Net proceeds from units sold                               11,659,956       11,241,673       10,443,086          563,694
     Cost of units redeemed                                     (2,492,997)      (1,829,653)      (1,587,647)        (415,964)
     Net transfers                                               3,583,785       (1,463,633)        (953,846)         (84,221)
                                                             -------------    -------------    -------------    -------------

         Increase (decrease) in net assets
             from capital transactions                          12,750,744        7,948,387        7,901,593           63,509
                                                             -------------    -------------    -------------    -------------

Increase in net assets                                          25,431,798        7,444,787       11,901,111          489,907
Net assets at beginning of period                               21,145,421       15,974,545       14,054,937        1,729,875
                                                             -------------    -------------    -------------    -------------
Net assets at end of period                                  $  46,577,219    $  23,419,332    $  25,956,048    $   2,219,782
                                                             =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    425,545          831,181          383,934           51,912
     Units redeemed                                                (90,947)        (135,746)         (59,520)         (37,655)
     Units transferred                                             142,343         (107,687)         (40,459)         (11,525)
                                                             -------------    -------------    -------------    -------------

Increase (decrease) in units outstanding                           476,941          587,748          283,955            2,732
Beginning units                                                  1,017,644        1,164,582          665,205          184,816
                                                             -------------    -------------    -------------    -------------

Ending units                                                     1,494,585        1,752,330          949,160          187,548
                                                             =============    =============    =============    =============





                                                                Aggressive         Alliance            Asset
                                                                    Growth           Growth       Allocation
                                                                 Portfolio        Portfolio        Portfolio
                                                             -------------    -------------    -------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)                            $     845,662    $   8,228,777    $   2,186,436
     Net realized gains (losses) from
         securities transactions                                 2,189,660        4,691,250         (265,147)
     Change in net unrealized appreciation
         (depreciation) of investments                             503,675        8,876,114          (86,376)
                                                             -------------    -------------    -------------

         Increase (decrease) in net assets from operations       3,538,997       21,796,141        1,834,913
                                                             -------------    -------------    -------------

From capital transactions:
     Net proceeds from units sold                                5,550,035       44,843,766        7,623,739
     Cost of units redeemed                                       (499,172)      (6,806,096)      (3,611,828)
     Net transfers                                              (2,029,613)       7,439,564       (5,431,075)
                                                             -------------    -------------    -------------

         Increase (decrease) in net assets
             from capital transactions                           3,021,250       45,477,234       (1,419,164)
                                                             -------------    -------------    -------------

Increase in net assets                                           6,560,247       67,273,375          415,749
Net assets at beginning of period                                5,725,095       44,393,067       31,224,425
                                                             -------------    -------------    -------------
Net assets at end of period                                  $  12,285,342    $ 111,666,442    $  31,640,174
                                                             =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    377,923        1,155,366          412,851
     Units redeemed                                                (33,386)        (175,280)        (195,062)
     Units transferred                                            (134,211)         221,145         (293,669)
                                                             -------------    -------------    -------------

Increase (decrease) in units outstanding                           210,326        1,201,231          (75,880)
Beginning units                                                    563,756        1,582,618        1,815,221
                                                             -------------    -------------    -------------

Ending units                                                       774,082        2,783,849        1,739,341
                                                             =============    =============    =============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               SEPTEMBER 30, 1999
                                   (Continued)

                                                     Cash       Corporate         Venture       "Dogs" of       Federated
                                               Management            Bond           Value     Wall Street           Value
                                                Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                             ------------    ------------    ------------    ------------    ------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)            $    468,640    $    456,432    $  2,581,049    $    201,398    $    492,152
     Net realized gains (losses) from
         securities transactions                1,099,440          18,157       1,921,691          96,296         587,196
     Change in net unrealized appreciation
         (depreciation) of investments            (48,945)       (872,628)      9,537,797         156,813          16,799
                                             ------------    ------------    ------------    ------------    ------------

         Increase (decrease) in net assets
             from operations                    1,519,135        (398,039)     14,040,537         454,507       1,096,147
                                             ------------    ------------    ------------    ------------    ------------

From capital transactions:
     Net proceeds from units sold              70,055,973       5,959,933      22,987,514       4,955,018       4,866,473
     Cost of units redeemed                    (6,243,254)       (782,529)     (6,534,403)     (2,213,519)     (1,187,071)
     Net transfers                            (14,756,024)       (123,750)     (2,186,605)        818,340         811,460
                                             ------------    ------------    ------------    ------------    ------------

         Increase (decrease) in net assets
             from capital transactions         49,056,695       5,053,654      14,266,506       3,559,839       4,490,862
                                             ------------    ------------    ------------    ------------    ------------

Increase in net assets                         50,575,830       4,655,615      28,307,043       4,014,346       5,587,009
Net assets at beginning of period              21,573,306       9,803,119      58,674,092       6,869,086       8,832,276
                                             ------------    ------------    ------------    ------------    ------------
Net assets at end of period                  $ 72,149,136    $ 14,458,734    $ 86,981,135    $ 10,883,432    $ 14,419,285
                                             ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                 5,868,418         457,920         917,108         512,293         292,496
     Units redeemed                              (521,183)        (60,311)       (260,818)       (221,004)        (71,439)
     Units transferred                         (1,239,771)         (9,809)        (91,538)         85,010          49,927
                                             ------------    ------------    ------------    ------------    ------------

Increase (decrease) in units outstanding        4,107,464         387,800         564,752         376,299         270,984
Beginning units                                 1,832,548         743,536       2,902,818         787,445         632,656
                                             ------------    ------------    ------------    ------------    ------------

Ending units                                    5,940,012       1,131,336       3,467,570       1,163,744         903,640
                                             ============    ============    ============    ============    ============




                                                   Global          Global
                                                     Bond        Equities
                                                Portfolio       Portfolio
                                             ------------    ------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)            $    400,804    $  2,433,260
     Net realized gains (losses) from
         securities transactions                   12,970       1,740,712
     Change in net unrealized appreciation
         (depreciation) of investments           (580,785)      1,065,639
                                             ------------    ------------

         Increase (decrease) in net assets
             from operations                     (167,011)      5,239,611
                                             ------------    ------------

From capital transactions:
     Net proceeds from units sold               2,054,007      15,209,171
     Cost of units redeemed                      (993,690)     (1,357,976)
     Net transfers                                 55,442       5,904,173
                                             ------------    ------------

         Increase (decrease) in net assets
             from capital transactions          1,115,759      19,755,368
                                             ------------    ------------

Increase in net assets                            948,748      24,994,979
Net assets at beginning of period               5,278,049      10,207,031
                                             ------------    ------------
Net assets at end of period                  $  6,226,797    $ 35,202,010
                                             ============    ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                   142,849         738,608
     Units redeemed                               (69,929)        (65,282)
     Units transferred                              3,310         333,215
                                             ------------    ------------

Increase (decrease) in units outstanding           76,230       1,006,541
Beginning units                                   365,756         619,488
                                             ------------    ------------

Ending units                                      441,986       1,626,029
                                             ============    ============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               SEPTEMBER 30, 1999
                                   (Continued)

                                                                               International
                                                   Growth-       High-Yield      Diversified       SunAmerica
                                                    Income             Bond         Equities         Balanced          Utility
                                                 Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                                             -------------    -------------    -------------    -------------    -------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)            $   3,545,502    $   1,423,541    $     933,489    $     279,625    $     485,972
     Net realized gains (losses) from
         securities transactions                 1,434,224         (308,100)      10,298,407          260,826          136,024
     Change in net unrealized appreciation
         (depreciation) of investments          12,494,307         (655,388)       1,004,464        2,989,117         (504,632)
                                             -------------    -------------    -------------    -------------    -------------

         Increase (decrease) in net assets
             from operations                    17,474,033          460,053       12,236,360        3,529,568          117,364
                                             -------------    -------------    -------------    -------------    -------------

From capital transactions:
     Net proceeds from units sold               32,139,561        7,016,765        5,601,770       18,767,800        5,158,530
     Cost of units redeemed                     (5,123,126)      (2,197,129)      (2,030,068)      (1,872,035)        (520,170)
     Net transfers                               4,947,933       (3,875,030)      24,885,595        3,797,583           64,897
                                             -------------    -------------    -------------    -------------    -------------

         Increase (decrease) in net assets
             from capital transactions          31,964,368          944,606       28,457,297       20,693,348        4,703,257
                                             -------------    -------------    -------------    -------------    -------------

Increase in net assets                          49,438,401        1,404,659       40,693,657       24,222,916        4,820,621
Net assets at beginning of period               42,087,039       14,772,559       17,098,161       14,618,142        6,246,778
                                             -------------    -------------    -------------    -------------    -------------
Net assets at end of period                  $  91,525,440    $  16,177,218    $  57,791,818    $  38,841,058    $  11,067,399
                                             =============    =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                  1,102,602          483,445          395,001        1,115,508          348,029
     Units redeemed                               (176,789)        (150,926)        (148,884)        (110,680)         (34,917)
     Units transferred                             173,547         (261,404)       2,350,864          233,771             (260)
                                             -------------    -------------    -------------    -------------    -------------

Increase (decrease) in units outstanding         1,099,360           71,115        2,596,981        1,238,599          312,852
Beginning units                                  1,922,364        1,040,736        1,406,772        1,021,745          440,453
                                             -------------    -------------    -------------    -------------    -------------

Ending units                                     3,021,724        1,111,851        4,003,753        2,260,344          753,305
                                             =============    =============    =============    =============    =============





                                                 Worldwide
                                               High Income
                                                 Portfolio            TOTAL
                                             -------------    -------------
INCREASE IN NET ASSETS:
From operations:
     Net investment income (loss)            $     563,830    $  29,246,138
     Net realized gains (losses) from
         securities transactions                  (465,441)      32,463,529
     Change in net unrealized appreciation
         (depreciation) of investments             777,975       38,542,383
                                             -------------    -------------

         Increase (decrease) in net assets
             from operations                       876,364      100,252,050
                                             -------------    -------------

From capital transactions:
     Net proceeds from units sold                  898,942      287,597,406
     Cost of units redeemed                       (638,930)     (48,937,257)
     Net transfers                              (1,038,232)      20,366,743
                                             -------------    -------------

         Increase (decrease) in net assets
             from capital transactions            (778,220)     259,026,892
                                             -------------    -------------

Increase in net assets                              98,144      359,278,942
Net assets at beginning of period                5,242,554      355,549,557
                                             -------------    -------------
Net assets at end of period                  $   5,340,698    $ 714,828,499
                                             =============    =============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                     65,870
     Units redeemed                                (45,804)
     Units transferred                             (77,391)
                                             -------------

Increase (decrease) in units outstanding           (57,325)
Beginning units                                    426,276
                                             -------------

Ending units                                       368,951
                                             =============


                 See accompanying notes to financial statements.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         Variable Annuity Account Four of Anchor National Life Insurance Company (the "Separate Account") is a segregated investment account of Anchor National Life Insurance Company (the "Company") that holds the assets related to the Company's Advisor Variable Annuity. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), an international insurance and financial services holding company. The Separate Account is registered as a segregated unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account contracts are sold through the Company's six wholly-owned or affiliated broker-dealers, over 900 independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of twenty-eight variable portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of either (1) one of the four currently available investment portfolios of Anchor Series Trust (the "Anchor Trust") or
         (2) one of the twenty-four currently available investment portfolios of SunAmerica Series Trust (the "SunAmerica Trust"). The Anchor Trust and the SunAmerica Trust (collectively referred to as the "Trusts") are diversified, open-end, affiliated investment companies, which retain investment advisers to assist in the investment activities of the trusts. The participant may elect to have investments allocated to two guaranteed-interest funds of the Company (the "General Account"), which are not part of the Separate Account. The financial statements include balances allocated by the participant to the twenty-eight Variable Accounts and do not include balances allocated to the General Account.

         The inception dates of the twenty individual funds in the Variable Annuity Account Four are the following: April 1, 1998 for the "Dogs" of Wall Street Portfolio; September 23, 1996 for the Corporate Bond and High Yield Portfolios; September 16, 1996 for the Asset Allocation, Federated Value, Government and Quality Bond, SunAmerica Balanced, and Telecom Utility Portfolios; September 12, 1996 for the Alliance Growth, Growth, International Diversified Equities, and Natural Resources; September 6, 1996 for the Growth-Income Portfolio; September 5, 1996 for the Cash Management Portfolio; August 29, 1996 for the Aggressive Growth Portfolio; August 27, 1996 for the Capital Appreciation, Davis Venture Value, Global Equities, and Worldwide High Income Portfolios; September 4, 1996 for the Global Bond Portfolio.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         There are no inception dates for the following eight funds: the Goldman Sachs Research, Blue Chip Growth, Growth Opportunities, Technology, MFS Mid Cap Growth, Putnam Growth, MFS Growth and Income, and International Growth and Income Portfolios. These portfolios were not available for sale until December 29, 2000.

         The investment objectives and policies of the four portfolios of the Anchor Trust are summarized below:

         The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

         The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal. This portfolio invests in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed securities.

         The GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests in core equity securities that are widely diversified by industry and company.

         The NATURAL RESOURCES PORTFOLIO seeks a total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index. This portfolio using a value approach, invests primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation; at least 65% related to natural resources, such as energy, metals, mining and forest products.

         The Anchor Trust has portfolios in addition to those identified above, however, none of these other portfolios are currently available for investment under the Separate Account.

         The investment objectives and policies of the twenty-four portfolios of the SunAmerica Trust are summarized below:

         The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $10 billion.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

         The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital. This portfolio invests in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed-income securities and money market instruments.

         The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

         The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital. This portfolio invests in a diversified selection of money market instruments.

         The CORPORATE BOND PORTFOLIO seeks a high total return with only moderate price risk. This portfolio invests primarily in investment grade fixed-income securities.

         The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital. This portfolio invests primarily in common stocks of companies with market capitalizations of at least $5 billion.

         The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income). This portfolio invests primarily in thirty high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

         The FEDERATED VALUE PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in the securities of high quality companies.

         The GLOBAL BOND PORTFOLIO seeks a high total return, emphasizing current income and to a lesser extent, capital appreciation. This portfolio invests in high quality fixed-income securities of U.S. and foreign issuers and engages in transactions in foreign currencies.

         The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital. This portfolio invests under normal circumstances, at least 90% of its total assets in U.S. equity securities, including securities of foreign issuers that are traded in the U.S. Under normal circumstances, the Portfolio will only purchase equity securities that are included in the Goldman Sachs Global Investment Research Division's U.S. Select List and will sell securities that have been removed from the U.S. Select List.

         The GROWTH-INCOME PORTFOLIO seeks growth of capital and income. This portfolio invests primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

         The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation. This portfolio invests primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

         The HIGH-YIELD BOND PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation. This portfolio invests primarily in intermediate and long-term corporate obligations, emphasizing high-yield, higher-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

         The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation. This portfolio invests (in accordance with country weightings determined by its Subadviser) in common stocks of foreign issuers that, in the aggregate, replicate broad country and sector indices.

         The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital with current income as a secondary objective. This portfolio invests primarily in common stocks traded on markets outside the United States.

         The MFS GROWTH AND INCOME PORTFOLIO seeks reasonable current income and long-term growth of capital and income. This portfolio invests primarily in equity securities.

         The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in equity securities of medium-sized companies that its Subadvisor believes have above-average growth potential.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         The PUTNAM GROWTH PORTFOLIO seeks long-term growth of capital. This portfolio invests primarily in common stocks or securities with common stock characteristics that its Subadviser believes have above-average growth prospects.

         The SUNAMERICA BALANCED PORTFOLIO seeks to conserve principal and capital appreciation. This portfolio maintains at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

         The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation. This portfolio invests primarily in equity securities that demonstrate the potential for capital appreciation, issued by companies the Subadvisor believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

         The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation. This portfolio invests primarily in equity and debt securities of utility companies.

         The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation. This portfolio invests primarily in of high-yield, high-risk fixed-income securities (junk bonds) of issuers located throughout the world.

         The SunAmerica Trust has portfolios in addition to those identified above, however, none of these other portfolios are currently available for investment under the Separate Account.

         Purchases and sales of shares of the portfolios of the Trusts are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis.

         Accumulation unit values are computed daily based on the total net assets of the Variable Accounts.

         The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that effect amounts reported therein. Actual results could differ from these estimates.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


2.       CHARGES AND DEDUCTIONS

         There are no withdrawal charges and no contract maintenance charges. Other charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer of funds in excess of fifteen transactions within a contract year.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against contract values. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company's current practice is to delay charging for these taxes until annuity payments begin or a full surrender is made. In the future, the Company may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

         MORTALITY RISK, GUARANTEE DEATH BENEFIT AND EXPENSE RISK CHARGE: The Company deducts mortality risk, guarantee death benefit and expense risk charges, which total to an annual rate of 1.37% of the net asset value of each portfolio, computed on a daily basis. The mortality risk charge (0.90%) is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant. The guarantee death benefit and expense risk charges (0.12% and 0.35%, respectively) are compensation for providing death benefits, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. These expenses include preparing the contract, confirmations and statements, providing sales support and maintaining contract records. In the event that this charge is not sufficient to cover the costs of distributing the contract, the Company will bear the loss.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


3.       INVESTMENT IN ANCHOR TRUST AND SUNAMERICA  TRUST

         The aggregate cost of shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2000 consist of the following:

                                                                 Cost of Shares                 Proceeds from
         Portfolio Investment                                          Acquired                   Shares Sold
         --------------------------------------------            --------------                ---------------
         ANCHOR TRUST
         Capital Appreciation Portfolio                          $  896,764,646                $  870,038,072

         Government and Quality Bond Portfolio                       24,286,964                    15,293,188
         Growth Portfolio                                            42,392,747                    22,950,327
         Natural Resources Portfolio                                  9,655,728                     8,468,154

         SUNAMERICA TRUST
         Aggressive Growth Portfolio                                150,446,715                   125,315,184
         Alliance Growth Portfolio                                  109,907,133                    59,204,668
         Asset Allocation Portfolio                                   4,774,188                     4,851,512
         Cash Management Portfolio                                3,637,822,372                 3,488,124,412
         Corporate Bond Portfolio                                     3,704,680                     3,717,113
         Davis Venture Value Portfolio                               69,110,213                    49,039,835
         "Dogs" of Wall Street Portfolio                              2,667,802                     5,703,427
         Federated Value Portfolio                                   10,823,330                     8,353,895
         Global Bond Portfolio                                        2,058,616                     1,344,260
         Global Equities Portfolio                                  681,713,313                   687,376,284
         Growth-Income Portfolio                                     52,992,492                    22,884,900
         High-Yield Bond Portfolio                                   12,948,087                    11,556,999
         International Diversified Equities Portfolio             2,731,905,076                 2,757,060,027
         SunAmerica Balanced Portfolio                              14,818,591                      5,941,303
         Telecom Utility Portfolio                                   2,931,640                      3,197,828
         Worldwide High Income Portfolio                             2,713,655                      2,330,357

                          VARIABLE ANNUITY ACCOUNT FOUR
                                       OF
                     ANCHOR NATIONAL LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


4.       FEDERAL INCOME TAXES

         The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.